UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05639

Pacholder High Yield Fund, Inc.

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, NY 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, NY 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (877) 217-9502

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

ITEM 1. SCHEDULE OF INVESTMENTS.

Pacholder High Yield Fund, Inc.

Schedule of Portfolio Investments as of March 31, 2013

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2013.

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments

As of March 31, 2013 (Unaudited)

Description	Par (000)		Value	Percent of Net Assets*

CONVERTIBLE BOND — 0.0%
CONSUMER DISCRETIONARY — 0.0%
HOTELS, RESTAURANTS & LEISURE — 0.0%
Real Mex Restaurants, Inc., PIK, 1.120%, 03/21/18[9] (cost $77,605)	$78		$—	0.0%

CORPORATE BONDS — 118.3%
CONSUMER DISCRETIONARY — 26.8%
AUTO COMPONENTS — 1.0%
Goodyear Tire & Rubber Co. (The), Co Guar, 7.000%, 05/15/22[10]	815		858,806	0.8
UCI International, Inc., Co Guar, 8.625%, 02/15/19	250		258,750	0.2

			1,117,556	1.0
AUTOMOBILES — 1.8%
Chrysler Group LLC/CG Co-Issuer, Inc., Sec’d Nt,
8.000%, 06/15/19	200		219,250	0.2
8.250%, 06/15/21[10]	600		669,750	0.6
Ford Motor Co.,
7.750%, 06/15/43	750		875,457	0.8
8.900%, 01/15/32	125		164,982	0.1
Jaguar Land Rover Automotive plc, Private Placement, Co Guar, (United Kingdom), 5.625%, 02/01/23[2]	150		155,813	0.1
Motors Liquidation Co.,
5.250%, 03/06/32[9]	25 Units		3	0.0	[12]
6.250%, 07/15/33[9]	15 Units		1	0.0	[12]
7.250%, 04/15/41[9]	–Units	[11]	—	0.0
7.250%, 07/15/41[9]	–Units	[11]	—	0.0
7.250%, 02/15/52[9]	7 Units		1	0.0	[12]
7.375%, 05/15/48[9]	10 Units		1	0.0	[12]
7.375%, 10/01/51[9]	–Units	[11]	—	0.0
7.750%, 03/15/36[1,4,9]	55 Units		—	0.0
Motors Liquidation Co., Debentures,
6.750%, 05/01/28[1,4,9]	50		—	0.0
8.100%, 06/15/24[1,4,9]	1,725		2	0.0	[12]
8.375%, 07/15/33[1,4,9]	425		—	0.0

			2,085,260	1.8
DISTRIBUTORS — 1.3%
AmeriGas Finance LLC/AmeriGas Finance Corp., Co Guar, 6.750%, 05/20/20	126		137,025	0.1

DISTRIBUTORS — (continued)
AmeriGas Partners LP/AmeriGas Finance Corp., 6.500%, 05/20/21	$70		$74,550	0.1%
Ferrellgas LP/Ferrellgas Finance Corp., Sr Unsec’d Nt,
6.500%, 05/01/21	93		96,022	0.1
9.125%, 10/01/17	82		87,945	0.1
HD Supply, Inc., Co Guar, 10.500%, 01/15/21	102		106,080	0.1
HD Supply, Inc., Private Placement, Sr Unsec’d, 7.500%, 07/15/20[2]	235		247,338	0.2
HD Supply, Inc., Sr Sec’d, 8.125%, 04/15/19	246		277,980	0.2
Intcomex, Inc., 13.250%, 12/15/14	129		132,870	0.1
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr Unsec’d Nt, 7.375%, 08/01/21	62		68,355	0.1
VWR Funding, Inc., Private Placement, Co Guar, 7.250%, 09/15/17[2]	220		232,925	0.2

			1,461,090	1.3
DIVERSIFIED CONSUMER SERVICES — 0.2%
Coinstar, Inc., Private Placement, Co Guar, 6.000%, 03/15/19[2]	104		106,340	0.1
Service Corp. International, Sr Unsec’d Nt, 4.500%, 11/15/20	150		151,125	0.1

			257,465	0.2
HOTELS, RESTAURANTS & LEISURE — 4.6%
American Casino & Entertainment Properties LLC, Sr Sec’d Nt, 11.000%, 06/15/14	100		100,750	0.1
Ameristar Casinos, Inc., Nt, Co Guar, 7.500%, 04/15/21	180		197,325	0.2
Burger King Corp., Sr Nt, Co Guar, 9.875%, 10/15/18	50		57,438	0.1
CCM Merger, Inc., Private Placement, Co Guar, 9.125%, 05/01/19[2]	97		99,425	0.1
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Private Placement, Co Guar, 5.250%, 03/15/21[2]	100		99,375	0.1
Chukchansi Economic Development Authority, Private Placement, Sec’d Nt, 9.750%, 05/30/20[2,9]	336		198,233	0.2

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2013 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

HOTELS, RESTAURANTS & LEISURE — (continued)
CityCenter Holdings LLC/CityCenter Finance Corp., Sec’d Nt, PIK, 10.750%, 01/15/17	$244	$269,553	0.2%
CKE Restaurants, Inc., Sr Sec’d Nt, 11.375%, 07/15/18	209	242,440	0.2
DineEquity, Inc., Sr Nt, Co Guar, 9.500%, 10/30/18	90	102,600	0.1
Downstream Development Authority of the Quapaw Tribe of Oklahoma, Private Placement, Sr Sec’d Nt, 10.500%, 07/01/19[2]	225	249,750	0.2
Graton Economic Development Authority, Private Placement, Sr Sec’d, 9.625%, 09/01/19[2]	115	128,800	0.1
Isle of Capri Casinos, Inc., Private Placement, Co Guar, 5.875%, 03/15/21[2]	68	68,000	0.1
Isle of Capri Casinos, Inc., Sr Nt, Co Guar, 7.750%, 03/15/19[10]	260	282,750	0.2
MGM Resorts International, Co Guar,
7.625%, 01/15/17	101	112,110	0.1
7.750%, 03/15/22	54	59,940	0.1
8.625%, 02/01/19	85	99,025	0.1
10.000%, 11/01/16[10]	1,000	1,192,500	1.0
MGM Resorts International, Private Placement, Co Guar, 6.750%, 10/01/20[2]	100	106,000	0.1
Pinnacle Entertainment, Inc., 8.750%, 05/15/20	95	104,381	0.1
Real Mex Restaurants, Inc.,
11.000%, 03/15/14[9]	92	91,934	0.1
PIK, 19.000%, 03/15/14[9]	156	86,597	0.1
RHP Hotel Properties LP/RHP Finance Corp., Private Placement, Co Guar, 5.000%, 04/15/21[2]	164	165,230	0.1
Sabre, Inc., Private Placement, Sr Sec’d, 8.500%, 05/15/19[2]	110	119,350	0.1
Seneca Gaming Corp., Private Placement, 8.250%, 12/01/18[2]	210	224,700	0.2
Shearer’s Foods LLC/Chip Fin Corp., Private Placement, Sr Sec’d Nt, 9.000%, 11/01/19[2]	125	136,875	0.1

HOTELS, RESTAURANTS & LEISURE — (continued)
Shingle Springs Tribal Gaming Authority, Private Placement, Sr Nt, 9.375%, 06/15/15[2,10]	$125	$124,531	0.1%
Six Flags Entertainment Corp., Private Placement, Co Guar, 5.250%, 01/15/21[2]	85	85,106	0.1
Studio City Finance Ltd., Private Placement, Co Guar, (United Kingdom), 8.500%, 12/01/20[2]	250	274,375	0.2
Viking Cruises Ltd., Private Placement, Sr Nt, (Bermuda), 8.500%, 10/15/22[2]	52	57,200	0.1
Wok Acquisition Corp., Private Placement, Co Guar, 10.250%, 06/30/20[2]	50	53,500	0.0	[12]

		5,189,793	4.6
HOUSEHOLD DURABLES — 2.4%
BC Mountain LLC/BC Mountain Finance, Inc., Private Placement, Co Guar, 7.000%, 02/01/21[2]	39	41,340	0.0	[12]
Brookfield Residential Properties, Inc., Private Placement, Co Guar, (Canada), 6.500%, 12/15/20[2]	212	226,840	0.2
DR Horton, Inc., Co Guar, 4.375%, 09/15/22	59	57,968	0.1
K Hovnanian Enterprises, Inc., Co Guar, 11.875%, 10/15/15	130	146,250	0.1
K Hovnanian Enterprises, Inc., Private Placement, Sec’d Nt, 9.125%, 11/15/20[2]	47	52,346	0.1
K Hovnanian Enterprises, Inc., Private Placement, Sr Sec’d Nt, 7.250%, 10/15/20[2]	128	141,760	0.1
KB Home, Co Guar, 7.500%, 09/15/22	245	275,013	0.3
Lennar Corp., Nt, Co Guar, 12.250%, 06/01/17	200	265,500	0.2
Lennar Corp., Sr Nt, 6.950%, 06/01/18	140	157,500	0.1
Libbey Glass, Inc., Sr Sec’d Nt, 6.875%, 05/15/20	31	33,441	0.0	[12]
M/I Homes, Inc., Co Guar, 8.625%, 11/15/18	310	344,100	0.3
MDC Holdings, Inc., Co Guar, 6.000%, 01/15/43	49	48,586	0.1
Meritage Homes Corp., Co Guar, 7.000%, 04/01/22	102	113,603	0.1

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2013 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

HOUSEHOLD DURABLES — (continued)
RSI Home Products, Inc., Private Placement, Sec’d Nt, 6.875%, 03/01/18[2]	$111	$112,665	0.1%
Standard Pacific Corp., Sec’d Nt, 8.375%, 05/15/18	270	317,925	0.3
Standard Pacific Corp., Sr Nt, 10.750%, 09/15/16	29	35,960	0.0	[12]
Standard Pacific Corp., Sr Nt, Co Guar, 8.375%, 01/15/21	135	159,806	0.1
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Private Placement, Co Guar, 7.750%, 04/15/20[2]	110	117,975	0.1
Toll Brothers Finance Corp., Co Guar, 5.875%, 02/15/22	118	131,939	0.1

		2,780,517	2.4
INTERNET & CATALOG RETAIL — 0.5%
Netflix, Inc., Private Placement, Sr Unsec’d, 5.375%, 02/01/21[2]	143	141,927	0.1
Sitel LLC/Sitel Finance Corp., Private Placement, Sr Sec’d, 11.000%, 08/01/17[2]	158	167,085	0.2
Sitel LLC/Sitel Finance Corp., Sr Unsec’d Nt, 11.500%, 04/01/18	350	229,250	0.2

		538,262	0.5
LEISURE EQUIPMENT & PRODUCTS — 0.2%
Icon Health & Fitness, Private Placement, 11.875%, 10/15/16[2]	225	194,625	0.2

MEDIA — 11.2%
Adelphia Communications Corp., Pfd, 6.000%, 02/15/06[1,4]	125	—	0.0
Adelphia Communications Corp., Sr Nt,
8.125%, 07/15/03[1,4]	750	5,625	0.0	[12]
9.375%, 11/15/09[1,4]	560	4,200	0.0	[12]
Cablevision Systems Corp., 8.000%, 04/15/20[10]	470	528,750	0.5
Cablevision Systems Corp., Sr Unsec’d Nt, 5.875%, 09/15/22	45	44,494	0.0	[12]
CCO Holdings LLC/CCO Holdings Capital Corp., 7.000%, 01/15/19	233	251,057	0.2
CCO Holdings LLC/CCO Holdings Capital Corp., Co Guar,
5.125%, 02/15/23	18	17,460	0.0	[12]

MEDIA — (continued)
6.500%, 04/30/21	$7	$7,402	0.0%[12]
8.125%, 04/30/20	450	502,875	0.5
CCO Holdings LLC/CCO Holdings Capital Corp., Private Placement, Co Guar, 5.250%, 03/15/21[2]	158	157,012	0.1
Cequel Communications Holdings I LLC and Cequel Capital Corp., Private Placement, Sr Nt, 8.625%, 11/15/17[2]	501	535,444	0.5
Cinemark USA, Inc., Private Placement, Co Guar, 5.125%, 12/15/22[2]	260	261,300	0.2
Clear Channel Communications, Inc., Private Placement, Sr Sec’d, 11.250%, 03/01/21[2]	115	117,875	0.1
Clear Channel Communications, Inc., Sr Sec’d Nt, 9.000%, 03/01/21	275	256,781	0.2
Clear Channel Worldwide Holdings, Inc., Co Guar,
7.625%, 03/15/20	575	600,156	0.5
7.625%, 03/15/20	25	25,844	0.0	[12]
Clear Channel Worldwide Holdings, Inc., Private Placement, Co Guar,
6.500%, 11/15/22[2]	135	140,737	0.1
6.500%, 11/15/22[2]	365	385,075	0.4
DISH DBS Corp., Co Guar, 4.625%, 07/15/17	17	17,637	0.0	[12]
DISH DBS Corp., Private Placement, Sr Unsec’d Nt, 5.000%, 03/15/23[2]	217	213,474	0.2
DISH DBS Corp., Sr Nt, Co Guar,
6.750%, 06/01/21[10]	465	516,150	0.5
7.875%, 09/01/19	50	59,250	0.0	[12]
Gray Television, Inc., Sr Nt, Co Guar, 7.500%, 10/01/20	160	170,800	0.1
Harron Communications LP/Harron Finance Corp., Private Placement, Sr Nt, 9.125%, 04/01/20[2]	210	233,100	0.2
Hughes Satellite Systems Corp., Sr Nt, Co Guar, 7.625%, 06/15/21	85	97,219	0.1
Intelsat Jackson Holdings S.A., Co Guar, (Luxembourg),
7.500%, 04/01/21	150	166,875	0.1
8.500%, 11/01/19	265	297,131	0.3
Intelsat Jackson Holdings S.A., Nt, Co Guar, (Luxembourg), 7.250%, 04/01/19	200	218,500	0.2

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2013 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

MEDIA — (continued)
Intelsat Jackson Holdings S.A., Private Placement, Co Guar, (Luxembourg), 6.625%, 12/15/22[2]	$85	$89,994	0.1%
Intelsat Jackson Holdings S.A., Sr Nt, Co Guar, (Luxembourg), 7.250%, 10/15/20	375	412,031	0.4
Intelsat Luxembourg S.A., (Luxembourg), PIK, 11.500%, 02/04/17[10]	1,167	1,239,220	1.1
Intelsat Luxembourg S.A., Private Placement, Sr Nt, Co Guar, (Luxembourg), 8.125%, 06/01/23[2]	253	257,111	0.2
Intelsat Luxembourg S.A., Private Placement, Sr Unsec’d, (Luxembourg), 6.750%, 06/01/18[2]	75	77,250	0.1
Intelsat Luxembourg S.A., Private Placement, Sr Unsec’d Nt, (Luxembourg), 7.750%, 06/01/21[2]	445	452,788	0.4
Intelsat Luxembourg S.A., Sr Nt, Co Guar, (Luxembourg), 11.250%, 02/04/17	250	266,250	0.2
Liberty Interactive LLC, Sr Unsec’d, 8.250%, 02/01/30	160	176,000	0.2
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, Private Placement, Sr Sec’d Nt, 9.750%, 04/01/21[2]	83	82,170	0.1
Media General, Inc., 11.750%, 02/15/17	130	147,225	0.1
Mediacom LLC/Mediacom Capital Corp., 9.125%, 08/15/19	245	273,481	0.2
Mediacom LLC/Mediacom Capital Corp., Sr Unsec’d, 7.250%, 02/15/22	75	82,500	0.1
Mood Media Corp., Private Placement, Sr Unsec’d Nt, (Canada), 9.250%, 10/15/20[2]	215	234,888	0.2
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc., 8.875%, 04/15/17[10]	400	440,000	0.4
Production Resource Group, Inc., Sr Unsec’d, 8.875%, 05/01/19[9]	100	75,750	0.1
Quebecor Media, Inc., Private Placement, Sr Unsec’d Nt, (Canada), 5.750%, 01/15/23[2]	180	183,600	0.2
Radio One, Inc., Sr Sub Nt, Co Guar, PIK, 12.500%, 05/24/16	92	92,331	0.1

MEDIA — (continued)
Regal Entertainment Group, Co Guar, 9.125%, 08/15/18	$150	$168,375	0.1%
Regal Entertainment Group, Sr Unsec’d, 5.750%, 02/01/25	57	56,003	0.0	[12]
Sinclair Television Group, Inc., Private Placement, Co Guar, 5.375%, 04/01/21[2]	78	77,415	0.1
Sinclair Television Group, Inc., Private Placement, Sr Nt, 6.125%, 10/01/22[2]	285	298,538	0.3
Sirius XM Radio, Inc., Private Placement, Co Guar, 5.250%, 08/15/22[2]	65	66,463	0.1
Starz LLC/Starz Finance Corp., Private Placement, Co Guar, 5.000%, 09/15/19[2]	120	123,600	0.1
Telesat Canada/Telesat LLC, (Canada), 12.500%, 11/01/17[10]	150	160,500	0.1
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Private Placement, Sr Sec’d Nt, (Germany), 5.500%, 01/15/23[2]	200	205,500	0.2
Univision Communications, Inc., Private Placement, Co Guar, 8.500%, 05/15/21[2]	165	178,200	0.2
Univision Communications, Inc., Private Placement, Sr Sec’d Nt,
6.750%, 09/15/22[2,10]	490	529,200	0.5
7.875%, 11/01/20[2]	220	242,000	0.2
Valassis Communications, Inc., Sr Nt, Co Guar, 6.625%, 02/01/21	50	53,375	0.0	[12]
Visant Corp., Co Guar, 10.000%, 10/01/17	52	47,450	0.0	[12]
WMG Acquisition Corp., Private Placement, Sr Sec’d Nt, 6.000%, 01/15/21[2]	65	68,088	0.1

		12,689,519	11.2
MULTILINE RETAIL — 0.1%
Sears Holdings Corp., Sr Sec’d Nt, 6.625%, 10/15/18	125	121,719	0.1

SPECIALTY RETAIL — 2.9%
Burlington Holdings LLC/Burlington Holding Finance, Inc., Private Placement, Sr Unsec’d, PIK, 9.000%, 02/15/18[2]	79	80,185	0.1

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2013 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

SPECIALTY RETAIL — (continued)
Claire’s Stores, Inc., Private Placement, Sr Sec’d Nt, 9.000%, 03/15/19[2,10]	$659	$744,670	0.7%
Claire’s Stores, Inc., Sec’d Nt, 8.875%, 03/15/19[10]	907	956,885	0.8
Gymboree Corp., Co Guar, 9.125%, 12/01/18	300	282,375	0.2
Jo-Ann Stores Holdings, Inc., Private Placement, Sr Unsec’d Nt, PIK, 9.750%, 10/15/19[2]	175	183,750	0.2
Neebo, Inc., Private Placement, 15.000%, 06/30/16[2]	173	171,982	0.1
Needle Merger Sub Corp., Private Placement, Sr Nt, 8.125%, 03/15/19[2]	200	209,000	0.2
Party City Holdings, Inc., Private Placement, Sr Nt, 8.875%, 08/01/20[2]	179	196,452	0.2
Penske Automotive Group, Inc., Private Placement, Co Guar, 5.750%, 10/01/22[2]	86	89,655	0.1
Radio Systems Corp., Private Placement, Sec’d Nt, 8.375%, 11/01/19[2]	110	116,325	0.1
Serta Simmons Holdings LLC, Private Placement, Sr Nt, 8.125%, 10/01/20[2]	45	46,744	0.0	[12]
Toys R Us — Delaware, Inc., Private Placement, Sr Sec’d, 7.375%, 09/01/16[2]	250	255,938	0.2

		3,333,961	2.9
TEXTILES, APPAREL & LUXURY GOODS — 0.6%
Quiksilver, Inc., 6.875%, 04/15/15[10]	748	747,065	0.6

Total Consumer Discretionary		30,516,832	26.8

CONSUMER STAPLES — 4.8%
FOOD & STAPLES RETAILING — 1.7%
New Albertsons, Inc., Sr Unsec’d, 7.450%, 08/01/29	67	53,684	0.0	[12]
New Albertsons, Inc., Unsec’d Nt, 8.000%, 05/01/31[10]	457	370,170	0.3
Rite Aid Corp., 9.500%, 06/15/17[10]	650	681,687	0.6
Rite Aid Corp., Co Guar, 9.250%, 03/15/20	150	169,313	0.2
SUPERVALU, Inc., Sr Unsec’d Nt, 8.000%, 05/01/16[10]	450	468,000	0.4
Tops Holding Corp./Tops Markets LLC, Private Placement, Sr Sec’d Nt, 8.875%, 12/15/17[2]	170	186,575	0.2

		1,929,429	1.7

FOOD PRODUCTS — 1.4%
ARAMARK Corp., Private Placement, Sr Unsec’d, 5.750%, 03/15/20[2]	$90	$92,025	0.1%
Bumble Bee Holdings, Inc., Private Placement, Sr Sec’d Nt, 9.000%, 12/15/17[2]	146	160,600	0.1
Dean Foods Co., Co Guar, 7.000%, 06/01/16	110	121,825	0.1
Dean Foods Co., Sr Nt, Co Guar, 9.750%, 12/15/18	45	52,087	0.0	[12]
Eurofresh, Inc., PIK, 15.000%, 11/18/16[1,4,9,16]	545	—	0.0
Hawk Acquisition Sub, Inc., Private Placement, Sr Sec’d Nt, 4.250%, 10/15/20[2]	435	435,544	0.4
JBS USA LLC/JBS USA Finance, Inc., Private Placement, Sr Unsec’d Nt,
7.250%, 06/01/21[2]	45	47,138	0.0	[12]
8.250%, 02/01/20[2]	78	85,215	0.1
Pilgrim’s Pride Corp., Co Guar, 7.875%, 12/15/18	105	113,531	0.1
Simmons Foods, Inc., Private Placement, 10.500%, 11/01/17[2]	55	54,656	0.1
Smithfield Foods, Inc., Sr Unsec’d Nt,
6.625%, 08/15/22	155	168,950	0.2
7.750%, 07/01/17	130	150,638	0.1
Wells Enterprises, Inc., Private Placement, Sr Sec’d, 6.750%, 02/01/20[2]	58	61,190	0.1

		1,543,399	1.4
HOUSEHOLD PRODUCTS — 1.5%
American Achievement Corp., Private Placement, 10.875%, 04/15/16[2]	110	106,700	0.1
Armored Autogroup, Inc., Co Guar, 9.250%, 11/01/18	26	23,205	0.0	[12]
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Co Guar,
8.250%, 02/15/21	100	103,000	0.1
8.500%, 05/15/18[10]	400	420,500	0.4
9.875%, 08/15/19	275	301,469	0.2
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr Sec’d, 5.750%, 10/15/20	460	468,625	0.4

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2013 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

HOUSEHOLD PRODUCTS — (continued)
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr Sec’d Nt, 7.875%, 08/15/19	$250	$275,625	0.3%
Spectrum Brands Escrow Corp., Private Placement, Sr Unsec’d Nt, 6.625%, 11/15/22[2]	42	45,570	0.0	[12]

		1,744,694	1.5
PERSONAL PRODUCTS — 0.1%
Revlon Consumer Products Corp., Private Placement, Co Guar, 5.750%, 02/15/21[2]	119	119,446	0.1

TOBACCO — 0.1%
Alliance One International, Inc., Nt, 10.000%, 07/15/16	80	84,500	0.1

Total Consumer Staples		5,421,468	4.8

ENERGY — 15.7%
ENERGY EQUIPMENT & SERVICES — 3.7%
Basic Energy Services, Inc., Co Guar,
7.750%, 02/15/19	140	143,150	0.1
7.750%, 10/15/22	66	67,980	0.1
Bluewater Holding BV, Private Placement, Nt, (Netherlands), VAR, 3.303%, 07/17/14[2]	400	389,000	0.3
Exterran Partners LP/EXLP Finance Corp., Private Placement, Co Guar, 6.000%, 04/01/21[2]	70	69,737	0.1
Helix Energy Solutions Group, Inc., Private Placement, 9.500%, 01/15/16[2,10]	72	73,980	0.1
Hiland Partners LP/Hiland Partners Finance Corp., Private Placement, Co Guar, 7.250%, 10/01/20[2]	92	100,510	0.1
Key Energy Services, Inc., Nt, 6.750%, 03/01/21	255	265,838	0.2
Ocean Rig UDW, Inc., Sr Unsec’d Nt, 9.500%, 04/27/16	100	105,000	0.1
Oil States International, Inc., Co Guar, 6.500%, 06/01/19[10]	360	385,200	0.3
Oil States International, Inc., Private Placement, Co Guar, 5.125%, 01/15/23[2]	68	68,000	0.1

ENERGY EQUIPMENT & SERVICES — (continued)
Petroleum Geo-Services ASA, Private Placement, Co Guar, (Norway), 7.375%, 12/15/18[2]	$400	$438,000	0.4%
PHI, Inc., 8.625%, 10/15/18	310	337,125	0.3
Pioneer Energy Services Corp., 9.875%, 03/15/18	255	279,225	0.2
Sea Trucks Group, Private Placement, Sr Sec’d Nt, (Nigeria), 9.000%, 03/26/18[2]	200	201,000	0.2
Seadrill Ltd., (Bermuda), 6.500%, 10/05/15	300	316,500	0.3
Seadrill Ltd., Private Placement, Sr Unsec’d Nt, (Bermuda), 5.625%, 09/15/17[2]	200	202,000	0.2
Shelf Drilling Holdings Ltd., Private Placement, Sr Sec’d Nt, (Cayman Islands), 8.625%, 11/01/18[2]	125	132,500	0.1
Sidewinder Drilling, Inc., Private Placement, Sr Unsec’d Nt, 9.750%, 11/15/19[2]	150	150,750	0.1
Trinidad Drilling Ltd., Private Placement, Sr Unsec’d Nt, (Canada), 7.875%, 01/15/19[2]	130	141,050	0.1
Unit Corp., Co Guar, 6.625%, 05/15/21	313	327,868	0.3

		4,194,413	3.7
OIL, GAS & CONSUMABLE FUELS — 12.0%
Alpha Natural Resources, Inc., Co Guar,
6.000%, 06/01/19	178	164,205	0.1
6.250%, 06/01/21	165	148,500	0.1
9.750%, 04/15/18	60	64,350	0.1
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Co Guar, 9.625%, 10/15/18[10]	293	309,115	0.3
Antero Resources Finance Corp., Nt, 9.375%, 12/01/17	102	110,670	0.1
Antero Resources Finance Corp., Private Placement, Co Guar, 6.000%, 12/01/20[2]	115	120,175	0.1
Arch Coal, Inc., Co Guar, 7.000%, 06/15/19	125	112,812	0.1
Arch Coal, Inc., Private Placement, Co Guar, 9.875%, 06/15/19[2]	60	61,500	0.0	[12]
Bill Barrett Corp., 9.875%, 07/15/16	85	90,950	0.1

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2013 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

OIL, GAS & CONSUMABLE FUELS — (continued)
Bill Barrett Corp., Co Guar, 7.000%, 10/15/22	$65	$68,087	0.1%
Bill Barrett Corp., Sr Nt, Co Guar, 7.625%, 10/01/19[10]	505	536,562	0.5
Calumet Specialty Products Partners LP/Calumet Finance Corp., Co Guar, 9.375%, 05/01/19	33	36,960	0.0	[12]
Calumet Specialty Products Partners LP/Calumet Finance Corp., Nt, Co Guar, 9.375%, 05/01/19	60	67,200	0.1
Calumet Specialty Products Partners LP/Calumet Finance Corp., Private Placement, Sr Nt, 9.625%, 08/01/20[2]	150	169,125	0.1
Chesapeake Energy Corp., Co Guar,
3.250%, 03/15/16	57	57,641	0.1
5.375%, 06/15/21	140	140,525	0.1
5.750%, 03/15/23	140	141,925	0.1
6.125%, 02/15/21	188	199,985	0.2
6.775%, 03/15/19	100	104,375	0.1
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., Private Placement, Sr Nt, Co Guar, 6.625%, 11/15/19[2]	200	206,000	0.2
Cimarex Energy Co., Co Guar, 5.875%, 05/01/22	72	77,220	0.1
Citgo Petroleum Corp., Private Placement, Sr Nt, 11.500%, 07/01/17[2]	300	343,875	0.3
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., Co Guar, 8.500%, 12/15/19	35	37,975	0.0	[12]
Comstock Resources, Inc., 7.750%, 04/01/19	75	79,125	0.1
Comstock Resources, Inc., Sr Nt, 8.375%, 10/15/17[10]	261	277,312	0.2
Comstock Resources, Inc., Sr Nt, Co Guar, 9.500%, 06/15/20	224	245,280	0.2
Concho Resources, Inc., Co Guar,
5.500%, 04/01/23	90	93,375	0.1
6.500%, 01/15/22	230	250,700	0.2
Consol Energy, Inc., 8.250%, 04/01/20	145	160,587	0.1
Continental Resources, Inc.,
5.000%, 09/15/22	260	276,250	0.2
7.125%, 04/01/21	75	84,937	0.1

OIL, GAS & CONSUMABLE FUELS — (continued)
CVR Refining LLC/Coffeyville Finance, Inc., Private Placement, Sec’d Nt, 6.500%, 11/01/22[2]	$221	$225,972	0.2%
EP Energy LLC/EP Energy Finance, Inc., Sr Unsec’d Nt, 9.375%, 05/01/20	478	552,090	0.5
EP Energy LLC/Everest Acquisition Finance, Inc., Co Guar, 7.750%, 09/01/22	142	156,910	0.1
EP Energy LLC/Everest Acquisition Finance, Inc., Sr Sec’d Nt, 6.875%, 05/01/19	97	106,215	0.1
EPE Holdings LLC/EP Energy Bond Co., Inc., Private Placement, Sr Unsec’d Nt, PIK, 8.125%, 12/15/17[2]	100	105,000	0.1
Forest Oil Corp., Nt, 7.250%, 06/15/19	529	529,000	0.5
Hilcorp Energy I LP/Hilcorp Finance Co., Private Placement, 7.625%, 04/15/21[2]	75	82,500	0.1
Kodiak Oil & Gas Corp., Private Placement, Co Guar, (Canada), 5.500%, 01/15/21[2]	90	94,275	0.1
Laredo Petroleum, Inc., Co Guar, 7.375%, 05/01/22	195	213,525	0.2
MEG Energy Corp., Private Placement, Co Guar, (Canada), 6.500%, 03/15/21[2]	125	133,125	0.1
Midstates Petroleum Co., Inc./Midstates Petroleum Co LLC, Private Placement, Co Guar, 10.750%, 10/01/20[2]	234	259,740	0.2
Newfield Exploration Co., Sr Sec’d, 5.625%, 07/01/24	105	108,413	0.1
NFR Energy LLC/NFR Energy Finance Corp., Co Guar, 9.750%, 02/15/17	360	362,700	0.3
PBF Holding Co. LLC/PBF Finance Corp., Private Placement, Sr Sec’d Nt, 8.250%, 02/15/20[2]	185	203,500	0.2
Peabody Energy Corp., Co Guar,
6.000%, 11/15/18	115	122,188	0.1
6.250%, 11/15/21	300	312,000	0.3
Plains Exploration & Production Co., Co Guar,
6.500%, 11/15/20	206	227,630	0.2
6.750%, 02/01/22	29	32,299	0.0	[12]
6.875%, 02/15/23	396	448,470	0.4
QEP Resources, Inc., 6.875%, 03/01/21	140	159,250	0.1

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2013 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

OIL, GAS & CONSUMABLE FUELS — (continued)
QEP Resources, Inc., Sr Unsec’d Nt,
5.250%, 05/01/23	$102	$104,550	0.1%
5.375%, 10/01/22	305	316,438	0.3
Range Resources Corp., 6.750%, 08/01/20	20	22,000	0.0	[12]
Samson Investment Co., Private Placement, Sr Unsec’d Nt, 9.750%, 02/15/20[2,10]	595	632,188	0.5
SM Energy Co., Sr Unsec’d Nt,
6.500%, 11/15/21[10]	400	437,000	0.4
6.625%, 02/15/19	130	139,425	0.1
SM Energy Co., Sr Unsec’d Nt, 6.500%, 01/01/23	115	125,925	0.1
Stone Energy Corp., Co Guar, 7.500%, 11/15/22	126	137,655	0.1
Swift Energy Co., 8.875%, 01/15/20	60	65,175	0.1
Swift Energy Co., Co Guar, 7.875%, 03/01/22	189	197,505	0.2
Swift Energy Co., Sr Nt, 7.125%, 06/01/17[10]	510	522,750	0.5
Talos Production LLC/Talos Production Finance, Inc., Private Placement, Sr Unsec’d, 9.750%, 02/15/18[2]	193	191,070	0.2
Vanguard Natural Resources LLC/VNR Finance Corp., Sr Unsec’d Nt, 7.875%, 04/01/20	220	235,950	0.2
W&T Offshore, Inc., Nt, Co Guar, 8.500%, 06/15/19	460	500,250	0.4
Western Refining, Inc., Private Placement, Co Guar, 6.250%, 04/01/21[2]	71	72,598	0.1
WPX Energy, Inc., Private Placement, Sr Unsec’d, 5.250%, 01/15/17[2]	185	193,788	0.2
WPX Energy, Inc., Sr Unsec’d, 6.000%, 01/15/22	485	508,038	0.4

		13,674,405	12.0

Total Energy		17,868,818	15.7

FINANCIALS — 13.5%
CAPITAL MARKETS — 0.2%
E*TRADE Financial Corp., Sr Unsec’d Nt,
6.000%, 11/15/17	40	41,850	0.0	[12]
6.375%, 11/15/19	90	95,175	0.1

CAPITAL MARKETS — (continued)
Oppenheimer Holdings, Inc., Sr Sec’d Nt, 8.750%, 04/15/18	$135	$145,125	0.1%

		282,150	0.2
COMMERCIAL BANKS — 2.6%
Barclays Bank plc, Private Placement, Sub Nt, (United Kingdom), 10.179%, 06/12/21[2]	160	214,299	0.2
CIT Group, Inc., Private Placement, Sr Unsec’d Nt, 6.625%, 04/01/18[2]	255	290,700	0.3
CIT Group, Inc., Sr Unsec’d,
5.000%, 05/15/17	116	124,410	0.1
5.375%, 05/15/20	60	65,850	0.1
CIT Group, Inc., Sr Unsec’d Nt,
4.250%, 08/15/17[10]	408	426,360	0.4
5.000%, 08/15/22	327	349,167	0.3
5.250%, 03/15/18	85	91,800	0.1
Regions Bank, Sub Nt, 6.450%, 06/26/37	250	270,625	0.2
Royal Bank of Scotland Group plc, Sub Nt, (United Kingdom), 6.125%, 12/15/22	168	173,762	0.1
Royal Bank of Scotland N.V., Sub Nt, (Netherlands), VAR, 0.981%, 03/09/15	25	23,791	0.0	[12]
Royal Bank of Scotland plc (The), Sub Nt, (United Kingdom), VAR, 9.500%, 03/16/22	275	316,938	0.3
Wachovia Capital Trust III, VAR, 5.570%, 05/02/13[10,14]	570	571,995	0.5

		2,919,697	2.6
CONSUMER FINANCE — 3.3%
Ally Financial, Inc., 8.000%, 11/01/31	622	786,830	0.7
Ally Financial, Inc., Co Guar,
6.250%, 12/01/17[10]	505	564,743	0.5
8.000%, 03/15/20	755	936,200	0.8
Community Choice Financial, Inc., Sr Sec’d Nt, 10.750%, 05/01/19	125	118,437	0.1
ILFC E-Capital Trust I, Private Placement, VAR, 4.680%, 12/21/65[2]	950	831,250	0.8
ILFC E-Capital Trust II, Private Placement, VAR, 6.250%, 12/21/65[2]	520	490,100	0.4

		3,727,560	3.3
DIVERSIFIED FINANCIAL SERVICES — 3.5%
ACE Cash Express, Inc., Private Placement, 11.000%, 02/01/19[2]	430	426,775	0.4

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2013 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

DIVERSIFIED FINANCIAL SERVICES — (continued)
Alphabet Holding Co., Inc., Private Placement, Sr Unsec’d Nt, PIK, 7.750%, 11/01/17[2]	$27	$28,148	0.0%[12]
Ausdrill Finance Pty Ltd., Private Placement, Co Guar, (Australia), 6.875%, 11/01/19[2]	200	204,500	0.2
Bank of America Corp.,
VAR, 8.000%, 01/30/18[14]	285	320,283	0.3
VAR, 8.125%, 05/15/18[14]	665	748,229	0.6
Boart Longyear Management Pty Ltd., Private Placement, Co Guar, (Australia), 7.000%, 04/01/21[2]	60	61,950	0.1
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp., Private Placement, Co Guar, 7.750%, 02/15/18[2]	80	81,400	0.1
Capmark Financial Group, Inc., 05/10/10[1,4]	2,460	32,593	0.0	[12]
Citigroup, Inc., Jr Sub Nt, VAR, 5.950%, 01/30/23[14]	210	217,875	0.2
CNG Holdings, Inc., Private Placement, Sr Sec’d, 9.375%, 05/15/20[2]	275	269,844	0.2
Harland Clarke Holdings Corp., 9.500%, 05/15/15	40	39,450	0.0	[12]
Harland Clarke Holdings Corp., VAR, 6.000%, 05/15/15[10]	447	429,120	0.4
Harland Clarke Holdings Corp., Private Placement, Sr Sec’d, 9.750%, 08/01/18[2]	145	153,700	0.1
Igloo Holdings Corp., Private Placement, Sr Unsec’d Nt, PIK, 8.250%, 12/15/17[2]	99	101,351	0.1
Nationstar Mortgage LLC/Nationstar Capital Corp., Private Placement, 9.625%, 05/01/19[2]	15	17,100	0.0	[12]
Nationstar Mortgage LLC/Nationstar Capital Corp., Private Placement, Co Guar,
6.500%, 07/01/21[2]	28	29,190	0.0	[12]
7.875%, 10/01/20[2]	111	122,655	0.1
9.625%, 05/01/19[2]	39	44,655	0.1

DIVERSIFIED FINANCIAL SERVICES — (continued)
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., Private Placement, Sr Sec’d, 9.500%, 06/15/19[2]	$50	$54,625	0.1%
ROC Finance LLC/ROC Finance 1 Corp., Private Placement, Sec’d Nt, 12.125%, 09/01/18[2]	180	208,800	0.2
Speedy Cash Intermediate Holdings Corp., Private Placement, Sr Sec’d Nt, 10.750%, 05/15/18[2]	105	113,138	0.1
SquareTwo Financial Corp., Sr Sec’d Nt, 11.625%, 04/01/17	112	113,960	0.1
TransUnion Holding Co., Inc., Private Placement, Sr Unsec’d Nt, PIK, 8.125%, 06/15/18[2]	108	115,290	0.1

		3,934,631	3.5
INSURANCE — 3.2%
American International Group, Inc., VAR, 8.175%, 05/15/58	530	713,513	0.6
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC, Private Placement, Sr Unsec’d Nt, 7.875%, 12/15/20[2]	65	66,787	0.1
Catlin Insurance Co., Ltd., Private Placement, Jr Sub Nt, (Bermuda), VAR, 7.249%, 01/19/17[2,14]	300	308,250	0.3
Fidelity & Guaranty Life Holdings, Inc., Private Placement, Sr Unsec’d, 6.375%, 04/01/21[2]	79	80,580	0.1
Hartford Financial Services Group, Inc., Sub Nt, VAR, 8.125%, 06/15/38	100	118,625	0.1
Hub International Ltd., Private Placement, Co Guar, 8.125%, 10/15/18[2]	254	267,335	0.2
Liberty Mutual Group, Inc., Private Placement, VAR, 10.750%, 06/15/58[2]	765	1,181,925	1.0
Liberty Mutual Group, Inc., Private Placement, Sr Nt, Co Guar, 6.500%, 05/01/42[2]	53	60,390	0.1
Liberty Mutual Group, Inc., Private Placement, Sub Nt, Co Guar, 7.800%, 03/15/37[2]	250	291,250	0.3
Onex USI Acquisition Corp., Private Placement, Sr Unsec’d Nt, 7.750%, 01/15/21[2]	343	343,858	0.3

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2013 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

INSURANCE — (continued)
Prudential Financial, Inc., Jr Sub Nt, VAR, 5.625%, 06/15/43	$142	$146,970	0.1%

		3,579,483	3.2
REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.3%
CNL Lifestyle Properties, Inc., Sr Nt, Co Guar, 7.250%, 04/15/19	171	171,000	0.2
Corrections Corp. of America, Private Placement, Sr Nt, 4.125%, 04/01/20[2]	53	53,000	0.0	[12]
Corrections Corp. of America, Private Placement, Sr Unsec’d, 4.625%, 05/01/23[2]	53	54,259	0.0	[12]
Felcor Lodging LP, Sr Sec’d, 6.750%, 06/01/19	100	108,500	0.1

		386,759	0.3
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
CB Richard Ellis Services, Inc., 6.625%, 10/15/20	150	162,750	0.1
Kennedy-Wilson, Inc., Sr Nt, Co Guar, 8.750%, 04/01/19	160	172,800	0.2
Mattamy Group Corp., Private Placement, Sr Unsec’d Nt, (Canada), 6.500%, 11/15/20[2]	169	168,577	0.1

		504,127	0.4

Total Financials		15,334,407	13.5

HEALTH CARE — 8.3%
BIOTECHNOLOGY — 0.1%
Grifols, Inc., Sr Nt, Co Guar, 8.250%, 02/01/18	100	110,000	0.1

HEALTH CARE EQUIPMENT & SUPPLIES — 0.4%
Biomet, Inc., Private Placement, Co Guar, 6.500%, 08/01/20[2]	285	302,456	0.3
Biomet, Inc., Private Placement, Sr Sub Nt, 6.500%, 10/01/20[2]	125	128,516	0.1
Hologic, Inc., Sr Nt, Co Guar, 6.250%, 08/01/20	70	74,462	0.0	[12]

		505,434	0.4
HEALTH CARE PROVIDERS & SERVICES — 7.1%
Acadia Healthcare Co., Inc., Private Placement, Co Guar, 6.125%, 03/15/21[2]	108	111,510	0.1

HEALTH CARE PROVIDERS & SERVICES — (continued)
Amsurg Corp., Private Placement, Co Guar, 5.625%, 11/30/20[2]	$65	$68,412	0.1%
Capella Healthcare, Inc., Co Guar, 9.250%, 07/01/17	51	55,207	0.1
CHS/Community Health Systems, Inc., 7.125%, 07/15/20	203	220,255	0.2
CHS/Community Health Systems, Inc., CoGuar, 8.000%, 11/15/19	310	343,325	0.3
CHS/Community Health Systems, Inc., Sr Sec’d Nt, 5.125%, 08/15/18	45	47,137	0.0	[12]
DaVita HealthCare Partners, Inc., Co Guar, 6.625%, 11/01/20	140	151,637	0.1
Fresenius Medical Care U.S. Finance II, Inc., Private Placement, Co Guar,
5.625%, 07/31/19[2]	67	73,532	0.0	[12]
5.750%, 02/15/21[2]	90	99,225	0.1
5.875%, 01/31/22[2]	196	218,785	0.2
HCA Holdings, Inc., Sr Unsec’d Nt, 6.250%, 02/15/21	350	373,188	0.3
HCA, Inc., Co Guar, 7.500%, 02/15/22[10]	945	1,086,750	1.0
HCA, Inc., Sr Sec’d Nt, 5.875%, 03/15/22[10]	500	538,750	0.5
HCA, Inc., Sr Sec’d Nt, 4.750%, 05/01/23	215	213,925	0.2
HCA, Inc., Sr Unsec’d Nt, 8.000%, 10/01/18	180	210,600	0.2
Health Management Associates, Inc., Co Guar, 7.375%, 01/15/20	235	257,913	0.2
IASIS Healthcare LLC/IASIS Capital Corp., Co Guar, 8.375%, 05/15/19	112	117,740	0.1
inVentiv Health, Inc., Private Placement, Co Guar, 11.000%, 08/15/18[2]	3	2,565	0.0	[12]
inVentiv Health, Inc., Private Placement, Sr Nt, 10.750%, 08/15/18[2]	584	499,320	0.4
inVentiv Health, Inc., Private Placement, Sr Sec’d Nt, 9.000%, 01/15/18[2]	140	147,000	0.1
Multiplan, Inc., Private Placement, Nt, 9.875%, 09/01/18[2,10]	700	777,875	0.7
National Mentor Holdings, Inc., Private Placement, Nt, Co Guar, 12.500%, 02/15/18[2]	575	621,000	0.5
OnCure Holdings, Inc., 11.750%, 05/15/17	139	68,805	0.1
Tenet Healthcare Corp., 8.875%, 07/01/19[10]	250	281,250	0.2

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2013 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

HEALTH CARE PROVIDERS & SERVICES — (continued)
Tenet Healthcare Corp., Private Placement, Sr Sec’d, 4.500%, 04/01/21[2]	$75	$73,500	0.1%
Tenet Healthcare Corp., Private Placement, Sr Sec’d Nt, 4.750%, 06/01/20[2]	75	75,375	0.1
Tenet Healthcare Corp., Sr Sec’d, 6.250%, 11/01/18	105	116,550	0.1
Tenet Healthcare Corp., Sr Unsec’d Nt, 8.000%, 08/01/20	138	152,318	0.1
United Surgical Partners International, Inc., Co Guar, 9.000%, 04/01/20	175	198,188	0.2
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II Inc, Co Guar,
7.750%, 02/01/19	657	702,990	0.6
8.000%, 02/01/18	157	167,009	0.2

		8,071,636	7.1
PHARMACEUTICALS — 0.7%
Celtic Pharma Phinco B.V., (Bermuda), PIK, 17.000%, 06/15/12[9,16]	2,585	77,555	0.1
Endo Pharmaceuticals Holdings, Inc., Co Guar,
7.000%, 07/15/19	75	80,156	0.1
7.250%, 01/15/22	100	107,500	0.1
Sky Growth Acquisition Corp., Private Placement, Co Guar, 7.375%, 10/15/20[2]	60	63,450	0.1
Valeant Pharmaceuticals International, Private Placement, Sr Nt, 6.375%, 10/15/20[2]	55	57,991	0.0	[12]
VPI Escrow Corp., Private Placement, Sr Nt, 6.375%, 10/15/20[2]	370	389,888	0.3

		776,540	0.7

Total Health Care		9,463,610	8.3

INDUSTRIALS — 13.3%
AEROSPACE & DEFENSE — 0.5%
BE Aerospace, Inc., Sr Unsec’d Nt, 5.250%, 04/01/22	200	206,250	0.2
Bombardier, Inc., Private Placement, Sr Nt, (Canada), 6.125%, 01/15/23[2]	170	176,375	0.1
DigitalGlobe, Inc., Private Placement, Co Guar, 5.250%, 02/01/21[2]	74	73,537	0.1

AEROSPACE & DEFENSE — (continued)
GenCorp, Inc., Private Placement, Sec’d Nt, 7.125%, 03/15/21[2]	$65	$68,575	0.0%[12]
Triumph Group, Inc., 8.625%, 07/15/18	80	88,900	0.1

		613,637	0.5
AIRLINES — 2.0%
Continental Airlines 2005-ERJ1 Pass Through Trust, 9.798%, 04/01/21[10]	1,029	1,162,512	1.0
Continental Airlines 2012-1 Class B Pass Through Trust, 6.250%, 04/11/20	750	787,500	0.7
UAL 2007-1 Pass Through Trust,
VAR, 2.758%, 07/02/14	87	86,328	0.1
7.336%, 07/02/19	75	75,285	0.1
UAL 2009-2B Pass Through Trust, Private Placement, 12.000%, 01/15/16[2]	123	136,744	0.1

		2,248,369	2.0
BUILDING PRODUCTS — 0.6%
Griffon Corp., Co Guar, 7.125%, 04/01/18	150	162,000	0.1
Masco Corp., Sr Unsec’d,
5.950%, 03/15/22	43	48,368	0.1
7.125%, 03/15/20	10	11,674	0.0	[12]
Masonite International Corp., Private Placement, Co Guar, (Canada), 8.250%, 04/15/21[2]	150	166,500	0.2
Nortek, Inc., Co Guar, 8.500%, 04/15/21	134	148,740	0.1
Roofing Supply Group LLC/Roofing Supply Finance, Inc., Private Placement, Co Guar, 10.000%, 06/01/20[2]	145	163,850	0.1

		701,132	0.6
COMMERCIAL SERVICES & SUPPLIES — 2.3%
Casella Waste Systems, Inc., Sr Sub Nt, Co Guar, 7.750%, 02/15/19	150	142,875	0.1
Catalent Pharma Solutions, Inc., Private Placement, Co Guar, 7.875%, 10/15/18[2]	147	149,021	0.1
Cenveo Corp., Nt, 8.875%, 02/01/18	425	425,000	0.4
Clean Harbors, Inc., Private Placement, Co Guar, 5.125%, 06/01/21[2]	150	153,562	0.1
Deluxe Corp., Sr Nt, Co Guar, 7.000%, 03/15/19	256	277,760	0.3
Emergency Medical Services Corp., Co Guar, 8.125%, 06/01/19	140	153,650	0.1

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2013 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

COMMERCIAL SERVICES & SUPPLIES — (continued)
Garda World Security Corp., Private Placement, (Canada), 9.750%, 03/15/17[2]	$285	$305,662	0.3%
Iron Mountain, Inc., 8.375%, 08/15/21	170	186,788	0.2
Iron Mountain, Inc., Co Guar, 7.750%, 10/01/19	100	111,125	0.1
Iron Mountain, Inc., Sr Sub Nt, 5.750%, 08/15/24	50	49,938	0.0	[12]
Jaguar Holding Co. I, Private Placement, Sr Unsec’d Nt, PIK, 9.375%, 10/15/17[2]	50	53,688	0.1
Mead Products LLC/ACCO Brands Corp., Private Placement, Co Guar, 6.750%, 04/30/20[2]	60	64,050	0.1
Mobile Mini, Inc., Sr Nt, Co Guar, 7.875%, 12/01/20	200	222,500	0.2
Quebecor World Capital Escrow Corp., (Canada),
6.125%, 11/15/13[1,4,9]	1,415	14,150	0.0	[12]
6.500%, 08/01/27[1,4,9]	810	8,100	0.0	[12]
9.750%, 01/15/15[1,4,9]	585	5,850	0.0	[12]
R.R. Donnelley & Sons Co., Sr Nt, 8.250%, 03/15/19	40	43,200	0.0	[12]
R.R. Donnelley & Sons Co., Sr Unsec’d, 7.250%, 05/15/18	120	126,150	0.1
TRAC Intermodal LLC/TRAC Intermodal Corp., Private Placement, Sr Sec’d, 11.000%, 08/15/19[2]	62	66,185	0.1

		2,559,254	2.3
CONSTRUCTION & ENGINEERING — 0.8%
Dycom Investments, Inc., Private Placement, Co Guar, 7.125%, 01/15/21[2]	120	128,100	0.1
MasTec, Inc., Co Guar, 4.875%, 03/15/23	77	76,230	0.1
New Enterprise Stone & Lime Co., Sr Nt, Co Guar, 11.000%, 09/01/18	300	231,000	0.2
Tutor Perini Corp., Co Guar, 7.625%, 11/01/18[10]	400	420,000	0.4

		855,330	0.8
ELECTRICAL EQUIPMENT — 0.7%
Anixter, Inc., Sr Nt, Co Guar, 5.625%, 05/01/19	50	53,125	0.0	[12]

ELECTRICAL EQUIPMENT — (continued)
Constellation Enterprises LLC, Private Placement, 10.625%, 02/01/16[2]	$275	$288,750	0.3%
General Cable Corp., Private Placement, Co Guar, 5.750%, 10/01/22[2]	82	83,640	0.1
International Wire Group Holdings, Inc., Private Placement, 8.500%, 10/15/17[2]	145	149,350	0.1
Viasystems, Inc., Private Placement, Sr Sec’d, 7.875%, 05/01/19[2]	42	43,890	0.0	[12]
Wolverine Tube, Inc., Sr Sec’d Nt, 6.000%, 06/28/14[9]	194	184,168	0.2

		802,923	0.7
INDUSTRIAL CONGLOMERATES — 0.3%
J.M. Huber Corp., Private Placement, Sr Unsec’d Nt, 9.875%, 11/01/19[2]	75	84,937	0.1
JB Poindexter & Co., Inc., Private Placement, Sr Nt, 9.000%, 04/01/22[2]	282	294,690	0.2

		379,627	0.3
MACHINERY — 1.3%
Cleaver-Brooks, Inc., Private Placement, Sr Sec’d Nt, 8.750%, 12/15/19[2]	44	47,465	0.0	[12]
Columbus McKinnon Corp., Co Guar, 7.875%, 02/01/19	180	192,600	0.2
Liberty Tire Recycling, Private Placement, Nt, 11.000%, 10/01/16[2]	165	163,350	0.2
Milacron LLC/Mcron Finance Corp., Private Placement, Sr Unsec’d, 7.750%, 02/15/21[2]	150	155,062	0.1
OSX 3 Leasing B.V., Private Placement, Co Guar, (Netherlands),
9.250%, 03/20/15[2]	200	198,500	0.2
Thermadyne Holdings Corp., Sr Sec’d Nt, 9.000%, 12/15/17[10]	525	572,250	0.5
Titan International, Inc., Private Placement, Sr Sec’d, 7.875%, 10/01/17[2]	75	80,719	0.1

		1,409,946	1.3
MARINE — 1.2%
ACL I Corp., Sr Unsec’d Nt, PIK, 10.625%, 02/15/16	507	532,095	0.5
Martin Midstream Partners LP/Martin Midstream Finance Corp., Private Placement, Sr Unsec’d Nt, 7.250%, 02/15/21[2]	131	132,310	0.1

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2013 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

MARINE — (continued)
Navigator Holdings Ltd., Sr Unsec’d Nt, 9.000%, 12/18/17	$200	$202,003	0.2%
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc., Private Placement, Co Guar, 9.250%, 04/15/19[2]	143	153,725	0.1
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc., Sr Nt, Co Guar, 9.250%, 04/15/19	200	215,000	0.2
Ultrapetrol Bahamas Ltd., 1st Mtg, (Bahamas), 9.000%, 11/24/14[10]	163	162,796	0.1

		1,397,929	1.2
ROAD & RAIL — 1.5%
Ashtead Capital, Inc., Private Placement, Co Guar, 6.500%, 07/15/22[2,10]	200	217,250	0.2
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
8.250%, 01/15/19	210	232,838	0.2
9.750%, 03/15/20	135	159,301	0.1
HDTFS, Inc., Co Guar, 6.250%, 10/15/22	39	42,315	0.0	[12]
Hertz Corp. (The), Co Guar, 5.875%, 10/15/20	54	56,970	0.0	[12]
Hertz Corp. (The), Private Placement, Co Guar, 4.250%, 04/01/18[2]	97	98,819	0.1
Hertz Corp. (The), Sr Nt, Co Guar, 7.500%, 10/15/18	237	261,589	0.2
Neovia Logistics Intermediate Holdings LLC/Logistics Intermediate Finance Corp., Private Placement, Sr Nt, PIK, 10.000%, 02/15/18[2]	60	59,700	0.1
United Rentals North America, Inc., Co Guar,
6.125%, 06/15/23	150	160,500	0.1
7.625%, 04/15/22	150	167,625	0.2
United Rentals North America, Inc., Sr Nt, Co Guar, 8.250%, 02/01/21	160	181,200	0.2
Watco Cos. LLC/Watco Finance Corp., Private Placement, Co Guar, 6.375%, 04/01/23[2]	94	96,702	0.1

		1,734,809	1.5
TRADING COMPANIES & DISTRIBUTORS — 2.1%
Aircastle Ltd., Sr Nt, (Bermuda), 9.750%, 08/01/18[10]	130	148,362	0.1

TRADING COMPANIES & DISTRIBUTORS — (continued)
Aircastle Ltd., Sr Unsec’d, (Bermuda),
6.250%, 12/01/19	$30	$32,775	0.0%[12]
7.625%, 04/15/20[10]	100	115,750	0.1
H&E Equipment Services, Inc., Private Placement, Co Guar, 7.000%, 09/01/22[2]	84	92,400	0.1
International Lease Finance Corp., 8.875%, 09/01/17	125	150,312	0.1
International Lease Finance Corp., Sr Unsec’d, 4.625%, 04/15/21	21	20,948	0.0	[12]
International Lease Finance Corp., Sr Unsec’d Nt,
5.875%, 08/15/22	300	323,344	0.3
8.250%, 12/15/20[10]	888	1,087,800	1.0
8.625%, 01/15/22	200	254,500	0.2
Rexel S.A., Private Placement, Sr Unsec’d, (France), 5.250%, 06/15/20[2]	200	202,500	0.2

		2,428,691	2.1

Total Industrials		15,131,647	13.3

INFORMATION TECHNOLOGY — 5.6%
COMMUNICATIONS EQUIPMENT — 1.1%
Alcatel-Lucent USA, Inc., Sr Unsec’d, 6.450%, 03/15/29	110	84,700	0.1
Avaya, Inc., Private Placement, 7.000%, 04/01/19[2,10]	360	351,900	0.3
Avaya, Inc., Private Placement, Sr Nt, Co Guar, 10.500%, 03/01/21[2]	185	176,212	0.2
CyrusOne LP/CyrusOne Finance Corp., Private Placement, Co Guar, 6.375%, 11/15/22[2]	58	60,755	0.0	[12]
Goodman Networks, Inc., Private Placement, Sr Sec’d Nt, 13.125%, 07/01/18[2]	320	355,200	0.3
Nokia OYJ, Sr Unsec’d, (Finland),
5.375%, 05/15/19	103	98,108	0.1
6.625%, 05/15/39	100	91,250	0.1

		1,218,125	1.1
COMPUTERS & PERIPHERALS — 0.4%
Seagate HDD Cayman, Co Guar, (Cayman Islands), 7.750%, 12/15/18	225	246,656	0.2
Seagate HDD Cayman, Sr Nt, (Cayman Islands), 6.875%, 05/01/20	170	182,750	0.2

		429,406	0.4

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2013 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.2%
Brightstar Corp., Private Placement, 9.500%, 12/01/16[2]	$215	$230,050	0.2%

INTERNET SOFTWARE & SERVICES — 0.3%
Equinix, Inc., Sr Unsec’d Nt, 4.875%, 04/01/20	128	128,960	0.1
Equinix, Inc., Sub Nt, 8.125%, 03/01/18	185	204,425	0.2

		333,385	0.3
IT SERVICES — 2.7%
Audatex North America, Inc., Private Placement, Co Guar, 6.750%, 06/15/18[2]	125	134,062	0.1
Ceridian Corp., Private Placement, Sr Sec’d, 8.875%, 07/15/19[2]	85	98,919	0.1
Ceridian Corp., Private Placement, Sr Unsec’d, 11.000%, 03/15/21[2]	157	168,382	0.1
Fidelity National Information Services, Inc., Co Guar, 5.000%, 03/15/22	150	159,187	0.1
First Data Corp., 9.875%, 09/24/15	19	19,570	0.0	[12]
First Data Corp., Co Guar, 12.625%, 01/15/21	274	296,947	0.3
First Data Corp., Private Placement, Co Guar, 11.250%, 01/15/21[2]	162	168,480	0.1
First Data Corp., Private Placement, Sec’d, PIK, 8.750%, 01/15/22[2]	220	232,956	0.2
First Data Corp., Private Placement, Sr Nt, 8.250%, 01/15/21[2,10]	530	551,200	0.5
First Data Corp., Private Placement, Sr Sec’d Nt, 6.750%, 11/01/20[2,10]	400	417,000	0.4
First Data Corp., Private Placement, Sr Unsec’d, 10.625%, 06/15/21[2]	115	116,294	0.1
iGate Corp., Sr Nt, Co Guar, 9.000%, 05/01/16	203	221,016	0.2
Lender Processing Services, Inc., Sr Nt, Co Guar, 5.750%, 04/15/23	125	130,313	0.1
SunGard Data Systems, Inc., Nt, Co Guar, 7.625%, 11/15/20	164	177,735	0.2
SunGard Data Systems, Inc., Private Placement, Co Guar, 6.625%, 11/01/19[2]	100	103,250	0.1
WEX, Inc., Private Placement, Co Guar, 4.750%, 02/01/23[2]	77	74,498	0.1

		3,069,809	2.7

OFFICE ELECTRONICS — 0.2%
CDW LLC/CDW Finance Corp., Co Guar, 8.500%, 04/01/19	$229	$255,621	0.2%

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.2%
Advanced Micro Devices, Inc., Sr Unsec’d Nt, 8.125%, 12/15/17	50	50,500	0.0	[12]
Amkor Technology, Inc., Sr Unsec’d, 6.375%, 10/01/22	125	124,688	0.1
Freescale Semiconductor, Inc., Sr Nt, Co Guar, 8.050%, 02/01/20	90	95,175	0.1

		270,363	0.2
SOFTWARE — 0.5%
IMS Health, Inc., Private Placement, Sr Unsec’d Nt, 6.000%, 11/01/20[2]	180	187,650	0.2
Infor U.S., Inc., Co Guar, 9.375%, 04/01/19	170	192,738	0.2
Nuance Communications, Inc., Private Placement, Co Guar, 5.375%, 08/15/20[2]	118	119,475	0.1

		499,863	0.5

Total Information Technology		6,306,622	5.6

MATERIALS — 14.4%
CHEMICALS — 3.1%
Ashland, Inc., Private Placement, Co Guar, 4.750%, 08/15/22[2]	118	120,065	0.1
Ashland, Inc., Private Placement, Sr Unsec’d, 3.000%, 03/15/16[2]	144	146,160	0.1
Ashland, Inc., Private Placement, Sr Unsec’d Nt, 3.875%, 04/15/18[2]	177	179,212	0.2
Basell Finance Co., B.V., Private Placement, Co Guar, (Netherlands), 8.100%, 03/15/27[2]	215	288,100	0.3
Chemtura Corp., Sr Nt, Co Guar, 7.875%, 09/01/18	150	162,000	0.1
Cornerstone Chemical Co., Sr Sec’d, 9.375%, 03/15/18	88	89,760	0.1
LyondellBasell Industries N.V., Sr Unsec’d Nt, (Netherlands), 6.000%, 11/15/21[10]	335	396,975	0.4
Nufarm Australia Ltd., Private Placement, Co Guar, (Australia), 6.375%, 10/15/19[2]	91	93,275	0.1

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2013 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

CHEMICALS — (continued)
Omnova Solutions, Inc., Sr Nt, Co Guar, 7.875%, 11/01/18	$330	$351,450	0.3%
PetroLogistics LP/PetroLogistics Finance Corp., Private Placement, Sr Nt, Co Guar, 6.250%, 04/01/20[2]	110	110,688	0.1
PolyOne Corp., 7.375%, 09/15/20	247	272,935	0.2
PolyOne Corp., Private Placement, Sr Unsec’d, 5.250%, 03/15/23[2]	242	243,815	0.2
Rain CII Carbon LLC and CII Carbon Corp., Private Placement, Sec’d Nt, 8.000%, 12/01/18[2]	140	148,050	0.1
Rain CII Carbon LLC and CII Carbon Corp., Private Placement, Sr Sec’d, 8.250%, 01/15/21[2]	200	216,000	0.2
Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc., Private Placement, Sr Sec’d, (Luxembourg), 8.750%, 02/01/19[2]	369	365,310	0.3
Tronox Finance LLC, Private Placement, Co Guar, 6.375%, 08/15/20[2]	210	203,700	0.2
U.S. Coatings Acquisition, Inc./Flash Dutch 2 B.V., Private Placement, Co Guar, 7.375%, 05/01/21[2]	150	157,875	0.1

		3,545,370	3.1
CONSTRUCTION MATERIALS — 2.7%
Cemex Espana Luxembourg, Private Placement, Sr Sec’d Nt, (Spain),
9.250%, 05/12/20[2]	225	248,625	0.2
9.875%, 04/30/19[2]	750	863,400	0.8
Cemex Finance LLC, Private Placement, Sr Sec’d Nt,
8.660%, 09/15/17[2,9]	337	337,342	0.3
9.500%, 12/14/16[2]	200	216,500	0.2
Cemex S.A.B. de C.V., Private Placement, (Mexico), 9.000%, 01/11/18[2]	500	551,250	0.5
Lafarge S.A., Sr Unsec’d Nt, (France), 7.125%, 07/15/36	150	159,750	0.1
U.S. Concrete, Inc., Sr Sec’d, 9.500%, 10/01/15	58	58,105	0.0	[12]
Vulcan Materials Co., Sr Unsec’d Nt, 7.500%, 06/15/21[10]	548	645,270	0.6

		3,080,242	2.7

CONTAINERS & PACKAGING — 1.9%
Ardagh Packaging Finance plc, Private Placement, Sr Sec’d Nt, (Ireland), 7.375%, 10/15/17[2,10]	$200	$219,000	0.2%
Ardagh Packaging Finance plc, Private Placement, Sr Sub Nt, (Ireland), 9.125%, 10/15/20[2,10]	200	221,500	0.2
Ardagh Packaging Finance plc/Ardagh MP Holdings USA, Inc., Private Placement, Sr Nt, Co Guar, (Ireland), 9.125%, 10/15/20[2,10]	200	220,500	0.2
Ardagh Packaging Finance plc/Ardagh MP Holdings USA, Inc., Private Placement, Sr Unsec’d, (Ireland), 7.000%, 11/15/20[2]	200	205,500	0.2
Berry Plastics Corp., 9.500%, 05/15/18	370	413,012	0.4
Berry Plastics Corp., Sr Sec’d Nt, 9.750%, 01/15/21	300	350,625	0.3
Constar International, Inc., 11.000%, 12/31/17[9]	355	53,253	0.0	[12]
Sealed Air Corp., Private Placement, Sr Unsec’d Nt, 6.500%, 12/01/20[2]	120	131,400	0.1
Sealed Air Corp., Private Placement, Sr Unsec’d Nt,
8.125%, 09/15/19[2]	70	79,188	0.1
8.375%, 09/15/21[2]	205	234,725	0.2

		2,128,703	1.9
METALS & MINING — 5.4%
AK Steel Corp., Private Placement, Sr Sec’d Nt, 8.750%, 12/01/18[2]	240	264,600	0.2
AK Steel Corp., Sr Nt, Co Guar, 8.375%, 04/01/22[10]	185	163,262	0.1
APERAM, Private Placement, Sr Unsec’d, (Luxembourg), 7.375%, 04/01/16[2]	150	151,125	0.1
APERAM, Private Placement, Sr Unsec’d Nt, (Luxembourg), 7.750%, 04/01/18[2]	300	298,500	0.3
ArcelorMittal, Sr Unsec’d, (Luxembourg), 6.750%, 02/25/22	310	338,788	0.3
ArcelorMittal, Sr Unsec’d Nt, (Luxembourg),
7.500%, 10/15/39	230	236,325	0.2
10.350%, 06/01/19	265	334,641	0.3
Coeur d’Alene Mines Corp., Private Placement, Co Guar, 7.875%, 02/01/21[2]	50	52,812	0.1

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2013 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

METALS & MINING — (continued)
Commercial Metals Co., Sr Unsec’d Nt,
6.500%, 07/15/17	$150	$164,250	0.1%
7.350%, 08/15/18	75	83,250	0.1
FMG Resources August 2006 Pty Ltd., Private Placement, (Australia), 7.000%, 11/01/15[2]	50	52,375	0.0	[12]
FMG Resources August 2006 Pty Ltd., Private Placement, Co Guar, (Australia), 6.875%, 02/01/18[2,10]	545	572,931	0.5
FMG Resources August 2006 Pty Ltd., Private Placement, Sr Unsec’d Nt, (Australia),
6.000%, 04/01/17[2]	54	55,485	0.0	[12]
6.875%, 04/01/22[2]	205	214,738	0.2
Inmet Mining Corp., Private Placement, Co Guar, (Canada), 7.500%, 06/01/21[2]	90	97,425	0.1
JMC Steel Group, Inc., Private Placement, 8.250%, 03/15/18[2]	150	159,000	0.1
Kaiser Aluminum Corp., Co Guar, 8.250%, 06/01/20	461	516,320	0.5
New Gold, Inc., Private Placement, Co Guar, (Canada), 7.000%, 04/15/20[2]	56	60,200	0.1
New Gold, Inc., Private Placement, Sr Unsec’d Nt, (Canada), 6.250%, 11/15/22[2]	78	81,705	0.1
Noranda Aluminum Acquisition Corp., Private Placement, Co Guar, 11.000%, 06/01/19[2]	45	45,000	0.0	[12]
Noranda Aluminum Acquisition Corp., Sr Nt, VAR, 4.524%, 05/15/15	487	487,160	0.4
Novelis, Inc., Co Guar, (Canada), 8.750%, 12/15/20[10]	429	483,698	0.4
Prince Mineral Holding Corp., Private Placement, Sr Sec’d Nt, 11.500%, 12/15/19[2]	50	55,875	0.1
Ryerson, Inc./Joseph T Ryerson & Son Inc., Private Placement, Sr Sec’d, 9.000%, 10/15/17[2]	110	120,175	0.1
Severstal Columbus LLC, 10.250%, 02/15/18	100	108,250	0.1
Steel Dynamics, Inc., Private Placement, Co Guar,
5.250%, 04/15/23[2]	112	113,540	0.1
6.125%, 08/15/19[2]	108	116,640	0.1
6.375%, 08/15/22[2]	108	116,640	0.1

METALS & MINING — (continued)
Taseko Mines Ltd., Co Guar, (Canada), 7.750%, 04/15/19	$55	$55,413	0.1%
United States Steel Corp., Sr Unsec’d, 6.875%, 04/01/21	82	84,255	0.1
United States Steel Corp., Sr Unsec’d Nt,
7.000%, 02/01/18	21	22,575	0.0	[12]
7.375%, 04/01/20	254	266,065	0.3
Walter Energy, Inc., Private Placement, Co Guar, 8.500%, 04/15/21[2]	95	97,375	0.1

		6,070,393	5.4
PAPER & FOREST PRODUCTS — 1.3%
Abitibi-Consolidated Co. of Canada, Escrow, (Canada),
6.000%, 06/20/13[1,4]	1,331	1,663	0.0	[12]
7.500%, 04/01/28[1,4]	287	359	0.0	[12]
Abitibi-Consolidated Co. of Canada, Sr Nt, Escrow, (Canada),
7.750%, 06/15/11[1,4]	479	599	0.0	[12]
8.375%, 04/01/15[1,4]	2,485	3,106	0.0	[12]
8.850%, 08/01/30[1,4]	102	128	0.0	[12]
Ainsworth Lumber Co., Ltd., Private Placement, Sr Sec’d Nt, (Canada), 7.500%, 12/15/17[2]	90	98,100	0.1
Appleton Papers, Inc., Private Placement, Sr Sec’d Nt, 10.500%, 06/15/15[2,10]	600	634,500	0.5
Boise Cascade LLC / Boise Cascade Finance Corp., Private Placement, Co Guar, 6.375%, 11/01/20[2]	56	59,430	0.0	[12]
Longview Fibre Paper & Packaging, Inc., Private Placement, Sr Sec’d Nt, 8.000%, 06/01/16[2]	100	104,750	0.1
Louisiana-Pacific Corp., Co Guar, 7.500%, 06/01/20	83	94,413	0.1
Resolute Forest Products, Sr Sec’d Nt, 10.250%, 10/15/18	386	442,935	0.4
Smurfit-Stone Container Corp., Sr Nt, 8.000%, 03/15/17[1,4]	1,229	3,072	0.0	[12]
Smurfit-Stone Container Enterprises, Inc., 8.375%, 07/01/12[1,4]	448	1,120	0.0	[12]
Unifrax I LLC/Unifrax Holding Co., Private Placement, Co Guar, 7.500%, 02/15/19[2]	72	74,160	0.1

		1,518,335	1.3

Total Materials		16,343,043	14.4

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2013 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

TELECOMMUNICATION SERVICES — 10.8%
DIVERSIFIED TELECOMMUNICATION SERVICES — 5.7%
Cincinnati Bell, Inc., 8.750%, 03/15/18	$120	$119,100	0.1%
Clearwire Communications LLC/Clearwire Finance, Inc., Private Placement, 12.000%, 12/01/15[2]	332	358,145	0.3
eAccess Ltd., Private Placement, Co Guar, (Japan), 8.250%, 04/01/18[2]	250	276,875	0.2
Embarq Corp., Sr Unsec’d, 7.995%, 06/01/36	135	142,116	0.1
Frontier Communications Corp., Sr Nt,
8.500%, 04/15/20	50	56,625	0.1
8.750%, 04/15/22	110	122,375	0.1
Frontier Communications Corp., Sr Unsec’d,
7.125%, 01/15/23	167	169,088	0.2
9.250%, 07/01/21	225	258,187	0.2
Level 3 Communications, Inc., Private Placement, Sr Unsec’d Nt, 8.875%, 06/01/19[2]	485	529,862	0.5
Level 3 Communications, Inc., Sr Unsec’d Nt, 11.875%, 02/01/19	200	234,500	0.2
Level 3 Financing, Inc., Co Guar, 8.625%, 07/15/20	234	260,910	0.2
Level 3 Financing, Inc., Private Placement, Co Guar, 7.000%, 06/01/20[2]	307	321,582	0.3
Level 3 Financing, Inc., Sr Nt, Co Guar, 8.125%, 07/01/19[10]	367	403,700	0.4
Lynx I Corp., Private Placement, Sr Sec’d, 5.375%, 04/15/21[2]	200	208,000	0.2
Qwest Capital Funding, Inc., Co Guar, 7.750%, 02/15/31	200	201,534	0.2
Qwest Communications International, Inc., Co Guar, 7.125%, 04/01/18	60	62,400	0.1
Sprint Capital Corp., Co Guar, 8.750%, 03/15/32	614	732,195	0.6
UPCB Finance III Ltd., Private Placement, Sr Sec’d Nt, (Cayman Islands), 6.625%, 07/01/20[2]	150	161,250	0.1
UPCB Finance V Ltd., Private Placement, Sr Sec’d Nt, (Cayman Islands), 7.250%, 11/15/21[2]	300	331,500	0.3
UPCB Finance VI Ltd., Private Placement, Sr Sec’d Nt, (Cayman Islands), 6.875%, 01/15/22[2]	150	163,125	0.1

DIVERSIFIED TELECOMMUNICATION SERVICES — (continued)
Virgin Media Finance LLC, 8.375%, 10/15/19[9]	$151	$—	0.0%
Virgin Media Finance plc, (United Kingdom), 8.375%, 10/15/19	151	168,743	0.1
Wind Acquisition Finance S.A., Private Placement, (Luxembourg), 7.250%, 02/15/18[2]	200	208,250	0.2
Wind Acquisition Finance S.A., Private Placement, Sec’d Nt, (Luxembourg), 11.750%, 07/15/17[2]	160	169,600	0.2
Wind Acquisition Finance S.A., Private Placement, Sr Sec’d, (Luxembourg), 7.250%, 02/15/18[2]	200	207,750	0.2
Windstream Corp.,
7.875%, 11/01/17	70	79,975	0.1
8.125%, 09/01/18	250	273,750	0.2
Windstream Corp., Co Guar, 7.500%, 06/01/22	70	74,900	0.1
Zayo Group LLC/Zayo Capital, Inc., Sr Sec’d Nt, 8.125%, 01/01/20	150	168,000	0.1

		6,464,037	5.7
WIRELESS TELECOMMUNICATION SERVICES — 5.1%
Cricket Communications, Inc., 7.750%, 10/15/20	667	665,332	0.6
Crown Castle International Corp., Sr Unsec’d, 5.250%, 01/15/23	211	214,692	0.2
MetroPCS Wireless, Inc., Private Placement, Co Guar, 6.250%, 04/01/21[2]	328	333,740	0.3
MetroPCS Wireless, Inc., Sr Nt, Co Guar, 6.625%, 11/15/20	377	393,965	0.3
NII Capital Corp., Co Guar, 7.625%, 04/01/21	356	256,320	0.2
NII Capital Corp., Sr Nt, 8.875%, 12/15/19	315	237,038	0.2
NII International Telecom Sarl, Private Placement, Co Guar, (Luxembourg), 11.375%, 08/15/19[2]	174	181,830	0.2
Sprint Nextel Corp., Private Placement, Co Guar,
7.000%, 03/01/20[2]	93	108,345	0.1
9.000%, 11/15/18[2,10]	575	710,844	0.6

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2013 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

WIRELESS TELECOMMUNICATION SERVICES — (continued)
Sprint Nextel Corp., Sr Unsec’d Nt,
7.000%, 08/15/20	$800	$880,000	0.8%
11.500%, 11/15/21	72	100,800	0.1
Sprint Nextel Corp., Sr Unsec’d Nt, 6.000%, 11/15/22	950	976,125	0.8
Syniverse Holdings, Inc., Co Guar, 9.125%, 01/15/19	300	329,250	0.3
VimpelCom Holdings B.V., Private Placement, Co Guar, (Netherlands), 6.255%, 03/01/17[2]	200	213,550	0.2
VimpelCom Holdings B.V., Private Placement, Nt, Co Guar, (Netherlands), 7.504%, 03/01/22[2]	200	222,560	0.2

		5,824,391	5.1

Total Telecommunication Services		12,288,428	10.8

UTILITIES — 5.1%
ELECTRIC UTILITIES — 2.4%
Edison Mission Energy, 7.200%, 05/15/19[1,4]	500	266,250	0.2
Edison Mission Energy, Sr Unsec’d Nt, 7.000%, 05/15/17[1,4]	1,000	535,000	0.5
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.000%, 12/01/20	1,430	1,621,263	1.4
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., Private Placement, Sec’d Nt, 11.750%, 03/01/22[2]	156	179,400	0.2
Homer City Generation LP, Sec’d Nt, PIK, 8.137%, 10/01/19	94	101,988	0.1

		2,703,901	2.4
GAS UTILITIES — 2.2%
Access Midstream Partners LP/ACMP Finance Corp., Co Guar, 4.875%, 05/15/23	83	81,962	0.1
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp., Private Placement, Co Guar, 5.875%, 08/01/23[2]	162	161,190	0.1
Chesapeake Midstream Partners LP/CHKM Finance Corp., Co Guar, 6.125%, 07/15/22	156	167,310	0.1

GAS UTILITIES — (continued)
Crosstex Energy LP/Crosstex Energy Finance Corp., Private Placement, Co Guar, 7.125%, 06/01/22[2]	$191	$202,460	0.2%
El Paso Pipeline Partners Operating Co., LLC, 6.500%, 04/01/20	85	102,994	0.1
Genesis Energy LP/Genesis Energy Finance Corp., Co Guar, 7.875%, 12/15/18	200	219,500	0.2
Genesis Energy LP/Genesis Energy Finance Corp., Private Placement, Co Guar, 5.750%, 02/15/21[2]	175	180,687	0.2
Holly Energy Partners LP/Holly Energy Finance Corp., Private Placement, Co Guar, 6.500%, 03/01/20[2]	125	132,813	0.1
Inergy Midstream LP/NRGM Finance Corp., Private Placement, Co Guar, 6.000%, 12/15/20[2]	48	49,920	0.0	[12]
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Co Guar, 6.250%, 06/15/22	137	147,618	0.1
NGPL PipeCo LLC, Private Placement, Sr Sec’d, 9.625%, 06/01/19[2]	78	87,360	0.1
Regency Energy Partners LP/Regency Energy Finance Corp., Co Guar, 6.500%, 07/15/21	320	352,000	0.3
Rockies Express Pipeline LLC, Private Placement, Sr Unsec’d, 6.000%, 01/15/19[2]	117	114,660	0.1
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Co Guar,
6.375%, 08/01/22	70	76,475	0.1
7.875%, 10/15/18	130	142,350	0.1
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr Nt, Co Guar, 6.875%, 02/01/21	200	219,000	0.2
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Private Placement, Sr Nt, 5.875%, 10/01/20[2]	95	100,225	0.1

		2,538,524	2.2
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.5%
Dynegy Holdings LLC, Sr Unsec’d Nt,
7.125%, 05/15/18[1,4,9]	500	1,250	0.0	[12]
7.750%, 06/01/19[1,4,9]	750	1,875	0.0	[12]

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2013 (Unaudited)

Description	Par (000)		Value	Percent of Net Assets*

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS —(continued)
Dynegy Roseton/Danskammer Pass Through Trust, Sr Unsec’d Nt, 7.670%, 11/08/16[1,4,9]	$1,000		$17,500	0.0%[12]
GenOn Energy, Inc., Sr Unsec’d Nt, 9.875%, 10/15/20	290		332,050	0.3
NRG Energy, Inc., Private Placement, Co Guar, 6.625%, 03/15/23[2]	214		226,840	0.2

			579,515	0.5

Total Utilities			5,821,940	5.1

Total Corporate Bonds
(cost $129,316,082)			134,496,815	118.3

LOAN ASSIGNMENTS — 10.4%
CONSUMER DISCRETIONARY — 4.1%
DIVERSIFIED CONSUMER SERVICES — 0.1%
St. George’s University, Term Loan, VAR, 8.500%, 12/20/17	98		97,256	0.1

HOTELS, RESTAURANTS & LEISURE — 1.3%
Caesars Entertainment Operating Co., Inc., Extended B-6 Term Loan, VAR, 5.454%, 01/28/18	843		779,925	0.7
CCM Merger, Inc., Term Loan, VAR, 6.000%, 03/01/17	69		69,353	0.1
FOCUS Brands, Inc., 1st Lien Term Loan,
VAR, 6.250%, 02/21/18	17		17,654	0.0	[12]
VAR, 6.250%, 02/21/18	6		6,251	0.0	[12]
VAR, 6.250%, 02/21/18	—	[11]	138	0.0	[12]
VAR, 7.250%, 02/21/18	—	[11]	383	0.0	[12]
Intrawest, 1st Lien Term Loan,
VAR, 7.000%, 12/04/17	82		83,320	0.1
VAR, 7.000%, 12/04/17	43		43,628	0.0	[12]
Jacobs Entertainment, Term Loan, VAR, 6.250%, 10/29/18	66		66,494	0.0	[12]
Mohegan Tribal Gaming Authority, Term Loan, VAR, 9.000%, 03/31/16	175		180,542	0.2
Station Casinos, Term Loan, VAR, 03/01/20^	250		252,707	0.2

			1,500,395	1.3

HOUSEHOLD DURABLES — 0.4%
Targus, 1st Lien Term Loan, VAR, 11.000%, 05/24/16	$491		$493,707	0.4%

MEDIA — 2.0%
Barrington Broadcasting, Tranche 2 Term Loan,
VAR, 7.500%, 06/14/17	90		90,156	0.1
VAR, 7.500%, 06/14/17	14		13,604	0.0	[12]
Cengage Learning Acquisitions, Term Loan, VAR, 2.710%, 07/03/14^	157		120,704	0.1
Clear Channel Communications, Inc., Term Loan B, VAR, 3.854%, 01/29/16	950		841,408	0.8
Entercom Radio LLC, Term Loan,
VAR, 5.000%, 11/23/18	80		81,275	0.1
VAR, 5.000%, 11/23/18	7		7,510	0.0	[12]
VAR, 6.000%, 11/23/18	1		1,084	0.0	[12]
Hubbard Radio LLC, 1st Lien Term Loan B, VAR, 4.500%, 04/28/17	81		81,353	0.1
McGraw-Hill Education, 1st Lien Term Loan, VAR, 8.250%, 02/15/19	94		90,652	0.1
NEP Broadcasting, 2nd Lien Term Loan, VAR, 9.500%, 07/22/20	38		39,823	0.0	[12]
R.H. Donnelley, Inc., Exit Term Loan,
VAR, 9.000%, 10/24/14	92		64,374	0.1
VAR, 9.000%, 10/24/14	89		62,393	0.0	[12]
Radio One, Term Loan, VAR, 7.500%, 03/31/16^	251		257,422	0.2
Univision Communications, Inc, 1st Lien Term Loan, VAR, 4.750%, 03/01/20^	262		262,848	0.2
Vertis, Inc., 1st Lien Term Loan, VAR, 14.000%, 12/21/15[1,4,9]	396		112,802	0.1
Virgin Media, Term Loan B, VAR, 02/14/20^	55		54,736	0.1
Wide Open West Finance, Term Loan, VAR, 6.250%, 07/17/18	24		23,847	0.0	[12]
WMG Acquisition Corp., 1st Lien Term Loan, VAR, 5.250%, 11/01/18^	2		1,722	0.0	[12]

			2,207,713	2.0
SPECIALTY RETAIL — 0.3%
Gymboree Corp. (The), Initial Term Loan A and R, VAR, 5.000%, 02/23/18	355		343,858	0.3

Total Consumer Discretionary			4,642,929	4.1

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2013 (Unaudited)

Description	Par (000)		Value	Percent of Net Assets*

CONSUMER STAPLES — 0.3%
FOOD & STAPLES RETAILING — 0.3%
Rite Aid Corp., 2nd Lien Term Loan, VAR, 5.750%, 08/21/20	$45		$46,575	0.0%[12]
SUPERVALU, Inc., Term Loan B, VAR, 7.000%, 03/18/19^	356		361,373	0.3

Total Consumer Staples			407,948	0.3

ENERGY — 0.5%
OIL, GAS & CONSUMABLE FUELS — 0.5%
Alon USA Partners, LP, MLP Term Loans, VAR, 9.250%, 11/13/18	39		40,246	0.1
Arch Coal, Term Loan, VAR, 5.750%, 05/16/18	190		193,492	0.2
Patriot Coal, DIP Term Loan,
VAR, 9.250%, 10/02/13	13		12,937	0.0	[12]
VAR, 9.250%, 10/02/13	26		25,874	0.0	[12]
Sabine Oil & Gas (NFR Energy), Term Loan,
VAR, 8.750%, 12/31/18	192		196,756	0.2
VAR, 8.750%, 12/31/18	58		59,027	0.0	[12]

Total Energy			528,332	0.5

FINANCIALS — 0.8%
DIVERSIFIED FINANCIAL SERVICES — 0.8%
Aot Holdings, 1st Lien Senior Secured Term Loan,
VAR, 5.000%, 10/01/19	77		77,686	0.1
VAR, 5.000%, 10/01/19	7		7,010	0.0	[12]
VAR, 5.000%, 10/01/19	56		56,261	0.1
VAR, 5.000%, 10/01/19	40		40,087	0.0	[12]
VAR, 5.000%, 10/01/19	7		7,501	0.0	[12]
VAR, 5.000%, 10/01/19	7		7,501	0.0	[12]
VAR, 6.000%, 10/01/19	—	[11]	491	0.0	[12]
Harland Clarke Holdings Corp., Extended Tranche B-2 Term Loan,
VAR, 5.454%, 06/30/17	70		68,721	0.1
VAR, 5.454%, 06/30/17^	47		46,571	0.1
VAR, 5.454%, 06/30/17	25		24,543	0.0	[12]
VAR, 5.454%, 06/30/17^	21		20,357	0.0	[12]
Harland Clarke Holdings Corp., Non-Extended Tranche B-1 Term Loan,
VAR, 2.704%, 06/30/14	99		98,779	0.1
VAR, 2.704%, 06/30/14	29		29,260	0.0	[12]

DIVERSIFIED FINANCIAL SERVICES — (continued)
VAR, 2.704%, 06/30/14	$72		$71,387	0.1%
VAR, 2.704%, 06/30/14	36		35,278	0.0	[12]
ROC Finance LLC, Funded Term B Loan, VAR, 8.500%, 08/19/17	137		140,425	0.1
ROC Finance LLC, Incremental 18-Month Delayed Draw Term B Loans, VAR, 8.500%, 08/19/17	5		5,137	0.0	[12]
ROC Finance LLC, Term Loan, VAR, 05/22/19^	115		115,505	0.1

			852,500	0.8
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.0%[12]
Realogy Corp., Extended Synthetic Commitments, VAR, 4.400%, 10/10/16^	14		14,115	0.0	[12]
Realogy Corp., Non-Extended Synthetic Commitment, VAR, 3.209%, 10/10/13^	1		1,009	0.0	[12]

			15,124	0.0	[12]

Total Financials			867,624	0.8

HEALTH CARE — 0.0%[12]
HEALTH CARE PROVIDERS & SERVICES — 0.0%[12]
inVentiv Health, Consolidated Term Loan, VAR, 7.500%, 08/04/16	53		52,614	0.0	[12]

INDUSTRIALS — 1.1%
AEROSPACE & DEFENSE — 0.1%
FGI Operating Co., LLC, Term B Loan, VAR, 5.500%, 04/19/19	105		104,785	0.1

COMMERCIAL SERVICES & SUPPLIES — 0.1%
Cenveo Corp., Term Loan B, VAR, 7.000%, 12/21/16	162		162,213	0.1

MACHINERY — 0.6%
Edwards Ltd., Term Loan, VAR, 03/30/20^	119		119,000	0.1
Hudson Products Holdings, Inc., Term Loan, VAR, 7.000%, 06/07/17	500		503,750	0.5

			622,750	0.6
TRADING COMPANIES & DISTRIBUTORS — 0.3%
SourceHOV LLC, Term Loan, VAR, 7.625%, 04/28/17^	—	[11]	310	0.0	[12]

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2013 (Unaudited)

Description	Par (000)		Value	Percent of Net Assets*

TRADING COMPANIES & DISTRIBUTORS — (continued)
SourceHOV LLC, 1st Lien Term B Loan, VAR, 6.625%, 04/28/17	$123		$121,830	0.1%
SourceHOV LLC, 2nd Lien Term Loan, VAR, 10.500%, 04/30/18	225		225,000	0.2

			347,140	0.3

Total Industrials			1,236,888	1.1

INFORMATION TECHNOLOGY — 1.4%
COMMUNICATIONS EQUIPMENT — 0.2%
Alcatel-Lucent USA, Inc., U.S. Term Loan, VAR, 7.250%, 01/30/19	175		177,064	0.2

INTERNET SOFTWARE & SERVICES — 0.2%
Go Daddy Group, Inc. (The), Term Loan, VAR, 4.250%, 12/17/18	246		247,225	0.2

IT SERVICES — 0.3%
Ceridian Corp., Extended U.S. Term Loan, VAR, 5.953%, 05/09/17	43		43,601	0.1
First Data Corp., 2018 B Term Loan, VAR, 5.204%, 09/24/18	264		265,418	0.2

			309,019	0.3
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.2%
Freescale Semiconductor, Inc., Term Loan B, VAR, 5.000%, 03/01/20	135		135,296	0.1
NXP B.V., Tranche C Term Loan, VAR, 4.750%, 01/10/20	110		112,029	0.1

			247,325	0.2
SOFTWARE — 0.5%
Infor U.S., Inc., Tranche B-2 Term Loan, VAR, 5.250%, 04/05/18	159		161,628	0.1
Magic Newco LLC, USD 1st Lien Term Loan, VAR, 7.250%, 12/12/18	149		151,239	0.1
RP Crown Parent, LLC, 1st Lien Term Loan, VAR, 6.750%, 12/14/18	278		283,085	0.3

			595,952	0.5

Total Information Technology			1,576,585	1.4

MATERIALS — 1.1%
CHEMICALS — 0.8%
AZ Chem US, Inc., Term Loan, VAR, 5.250%, 12/22/17^	98		99,634	0.1

CHEMICALS — (continued)
Cristal Inorganic Chemicals (Millenium), 2nd Lien, VAR, 6.034%, 11/15/14	$452		$452,459	0.4%
DuPont Performance, Term Loan, VAR, 4.750%, 02/01/20	185		187,045	0.2
Harko C.V., Term Loan B, VAR, 6.500%, 08/02/17^	113		114,018	0.1
Tronox, Term Loan, VAR, 03/19/20^	65		65,866	0.0	[12]

			919,022	0.8
METALS & MINING — 0.3%
FMG Resources Pty Ltd., Term Loan, VAR, 5.250%, 10/18/17	249		251,571	0.2
Noranda Aluminum, Term B Loan, VAR, 5.750%, 02/28/19	118		119,360	0.1

			370,931	0.3

Total Materials			1,289,953	1.1

TELECOMMUNICATION SERVICES — 0.2%
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.0%[12]
Zayo Group, Term Loan,
VAR, 4.750%, 07/02/19^	24		23,867	0.0	[12]
VAR, 4.750%, 07/02/19^	—	[11]	276	0.0	[12]

			24,143	0.0	[12]
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Cricket Communications, Term Loan C, VAR, 03/01/20^	229		230,202	0.2

Total Telecommunication Services			254,345	0.2

UTILITIES — 0.9%
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.9%
Texas Competitive Electric, Extended Term Loan,
VAR, 4.702%, 10/10/17	450		318,614	0.3
VAR, 4.792%, 10/10/17	230		163,056	0.1
Texas Competitive Electric, Non-Extended Term Loan,
VAR, 3.702%, 10/10/14	450		329,689	0.3
VAR, 3.792%, 10/10/14	230		168,724	0.2

Total Utilities			980,083	0.9

Total Loan Assignments
(cost $12,249,621)			11,837,301	10.4

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2013 (Unaudited)

Description	Shares/Par (000)		Value	Percent of Net Assets*

ASSET-BACKED SECURITIES — 1.3%
Countrywide Asset-Backed Certificates, Series 2004-13, Class MV8, VAR, 1.904%, 01/25/35[9]	$110		$733	0.0%[12]
Long Beach Mortgage Loan Trust, Series 2004-5, Class M6, VAR, 2.704%, 09/25/34[9]	45		3,742	0.0	[12]
Unipac IX LLC, 13.000%, 04/11/13[9]	1,500		1,494,450	1.3

Total Asset-Backed Securities
(cost $1,626,042)			1,498,925	1.3

Total Fixed Income Investments
(cost $143,269,350)			147,833,041	130.0

PREFERRED STOCKS — 2.5%
CONSUMER DISCRETIONARY — 0.4%
AUTOMOBILES — 0.2%
General Motors Co., Convertible Pfd, Series B, 4.750%, 12/01/13 ($50 par value)	7		300,580	0.2

MEDIA — 0.2%
Spanish Broadcasting System, Inc., Pfd[1,9]	481		3,128	0.0	[12]
Spanish Broadcasting System, Inc., Pfd, Series B, PIK, 10.750%, 05/01/13 ($1,000 par value)[9,15]	—	[11]	196,950	0.2

			200,078	0.2

Total Consumer Discretionary			500,658	0.4

CONSUMER STAPLES — 0.0%
FOOD PRODUCTS — 0.0%
Eurofresh, Inc., PIK, Pfd, ADR[9,16]	—	[11]	—	0.0

FINANCIALS — 1.5%
COMMERCIAL BANKS — 0.5%
CoBank ACB, Pfd, Series D, 11.000%, 10/01/14 ($50 par value)[15]	10		553,438	0.5

CONSUMER FINANCE — 0.6%
Ally Financial, Inc., Private Placement, 7.000%, 05/01/13 ($1,000 par value)[2,15]	1		$604,279	0.5%
GMAC Capital Trust I, Series 2, VAR, 8.125%, 02/15/40 ($25 par value)[15]	4		97,920	0.1

			702,199	0.6
INSURANCE — 0.4%
Hartford Financial Services Group, Inc., Pfd, VAR, 7.875%, 04/15/42 ($25 par value)[15]	4		126,420	0.1
XLIT Ltd., (Cayman Islands), Series D, VAR, 3.424%, 04/29/13 ($1,000 par value)[15]	—	[11]	369,466	0.3

			495,886	0.4

Total Financials			1,751,523	1.5

HEALTH CARE — 0.4%
HEALTH CARE PROVIDERS & SERVICES — 0.4%
Carriage Services Capital Trust, Convertible Pfd, 7.000%, 06/01/29 ($50 par value)[15]	8		424,000	0.4

INDUSTRIALS — 0.0%
MACHINERY — 0.0%
Glasstech, Inc., Pfd, Series C1,9	—	[11]	—	0.0

INFORMATION TECHNOLOGY — 0.0%
COMPUTERS & PERIPHERALS — 0.0%
Stratus Technologies Bermuda Holdings, Ltd., (Bermuda)[1,9]	2		—	0.0

MATERIALS — 0.2%
CONTAINERS & PACKAGING — 0.0%
Constar International, Inc., Pfd[1,9]	—	[11]	—	0.0

METALS & MINING — 0.2%
ArcelorMittal, Convertible Pfd, (Luxembourg), 6.000%, 01/15/16 ($25 par value)	9		188,026	0.2

Total Preferred Stocks
(cost $4,311,704)			2,864,207	2.5

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2013 (Unaudited)

Description	Shares (000)		Value	Percent of Net Assets*

COMMON STOCKS — 2.0%
CONSUMER DISCRETIONARY — 0.4%
AUTOMOBILES — 0.3%
General Motors Co.[1]	12		$345,886	0.3%

HOTELS, RESTAURANTS & LEISURE — 0.0%
Real Mex Restaurants, Inc., Class B, ADR[1,9]	200		—	0.0

LEISURE EQUIPMENT & PRODUCTS — 0.1%
New True Temper Holdings Corp., Inc.[1,9]	43		27,517	0.1

SPECIALTY RETAIL — 0.0%[12]
Neebo, Inc.[1,9]	12		17,393	0.0	[12]

Total Consumer Discretionary			390,796	0.4

CONSUMER STAPLES — 0.0%
FOOD PRODUCTS — 0.0%
Eurofresh, Inc., ADR[1,9]	106		—	0.0

FINANCIALS — 0.2%
DIVERSIFIED FINANCIAL SERVICES — 0.2%
Adelphia Recovery Trust[1,9]	157		2	0.0	[12]
Adelphia Recovery Trust, Contingent Value[1,9]	1,297		5,836	0.0	[12]
Capmark Financial Group, Inc.	22		176,353	0.2

Total Financials			182,191	0.2

INDUSTRIALS — 0.2%
BUILDING PRODUCTS — 0.0%
Jupiter Holding I Corp.[1,9]	8		—	0.0

ELECTRICAL EQUIPMENT — 0.2%
Wolverine Tube, Inc., ADR,[1,9]	8		247,036	0.2

MACHINERY — 0.0%
Glasstech, Inc., Class C1,9	—	[11]	—	0.0

MARINE — 0.0%[12]
General Maritime Corp.[1,9]	—	[11]	7,050	0.0	[12]

Total Industrials			254,086	0.2

INFORMATION TECHNOLOGY — 0.0%[12]
COMPUTERS & PERIPHERALS — 0.0%
Stratus Technologies Bermuda Holdings, Ltd., (Bermuda)[1,9]	8		—	0.0

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.0%[12]
Magnachip Semiconductor Corp., (South Korea)[1]	3		$46,321	0.0%[12]

Total Information Technology			46,321	0.0[12]

MATERIALS — 0.6%
CONSTRUCTION MATERIALS — 0.1%
U.S. Concrete, Inc.[1]	10		138,390	0.1

CONTAINERS & PACKAGING — 0.0%
Constar International, Inc., ADR[1,9]	4		—	0.0

PAPER & FOREST PRODUCTS — 0.5%
New Holdco[1,9]	6		523,140	0.5

Total Materials			661,530	0.6

UTILITIES — 0.6%
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.6%
Dynegy, Inc.[1]	28		659,725	0.6

Total Common Stocks
(cost $4,780,853)			2,194,649	2.0

WARRANTS — 0.1%
CONSUMER DISCRETIONARY — 0.1%
AUTOMOBILES — 0.1%
General Motors Co., expiring 07/10/16[1]	8		140,139	0.1

SPECIALTY RETAIL — 0.0%
Neebo, Inc., expiring 06/20/19[1,9]	5		—	0.0

Total Consumer Discretionary			140,139	0.1

INDUSTRIALS — 0.0%
MARINE — 0.0%
General Maritime Corp., expiring 05/17/17[1,9]	—	[11]	—	0.0

Total Warrants
(cost $160,930)			140,139	0.1

Total Equity Investments
(cost $9,253,487)			5,198,995	4.6

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2013 (Unaudited)

Description	Shares (000)	Value	Percent of Net Assets*

SHORT-TERM INVESTMENT — 2.6%
INVESTMENT COMPANY — 2.6%
JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.050%[5,13]
(cost $2,900,165)	2,900	$2,900,165	2.6%

TOTAL INVESTMENTS
(cost $155,423,002)		155,932,201	137.2

Preferred Stock and Liabilities in Excess of Other Assets		(42,250,949)	(37.2)

Net Assets Applicable to Common Stockholders		$113,681,252	100.0

ADR	American Depositary Receipt
Co	Company
DIP	Debtor-in-Possession
Guar	Guaranteed
Jr	Junior
Mtg	Mortgage
Nt	Note
Pfd	Preferred
PIK	Payment in-kind
Sec’d	Secured
Sr	Senior
Sub	Subordinate
Unsec’d	Unsecured
VAR	Variable Rate Security. The interest rate shown is the rate in effect as of March 31, 2013.
*	Applicable to common stockholders.
[1]	Non-income producing security.
[2]

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Directors and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities amounted to $52,477,444 and 46.2% of net assets applicable to common stockholders.

[4]	Defaulted security.
[5]	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
[9]	Security deemed to be illiquid. These securities amounted to $3,793,344 and 3.3% of net assets applicable to common stockholders.
[10]	All or a portion of the security is reserved for current or potential holdings of swaps, unfunded commitments, TBAs, when issued securities and/or delayed delivery securities.
[11]	Amount rounds to less than one thousand (par or shares).
[12]	Amount rounds to less than 0.1%.
[13]	The rate shown is the current yield as of March 31, 2013.
[14]

Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of March 31, 2013.

[15]

The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is currently in effect as of March 31, 2013.

[16]	Security is distressed as of March 31, 2013. The rate at which income is accrued on the security is lower than the stated PIK coupon rate.
^	All or a portion of the security is unsettled as of March 31, 2013. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,037,797
Aggregate gross unrealized depreciation	(9,528,598)

Net unrealized appreciation/depreciation	$509,199

Federal income tax cost of investments	$155,423,002

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2013 (Unaudited)

A. VALUATION OF INVESTMENTS — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. The value of securities listed on The NASDAQ Stock Market LLC shall generally be the NASDAQ Official Closing Price. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value.

Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at each investment company’s net asset value per share (“NAV”) as of the report date.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator”, or “JPMFM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (“JPMIM” or the “Advisor”), a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc. (“JPMAM”), which is a wholly-owned subsidiary of JPMorgan, JPMAM’s Legal and Compliance, JPMAM’s Risk Management and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly, basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing and broker and vendor due diligence.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value Level 3 securities for the Fund at March 31, 2013.

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2013 (Unaudited)

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report, are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$345,886	$—	$44,910		$390,796
Consumer Staples	—	—	—	(a)	—	(a)
Financials	176,353	—	5,838		182,191
Industrials	—	—	254,086		254,086
Information Technology	46,321	—	—	(a)	46,321
Materials	138,390	—	523,140		661,530
Utilities	659,725	—	—		659,725

Total Common Stocks	1,366,675	—	827,974		2,194,649

Preferred Stocks
Consumer Discretionary	300,580	—	200,078		500,658
Consumer Staples	—	—	—	(a)	—	(a)
Financials	224,340	1,527,183	—		1,751,523
Health Care	424,000	—	—		424,000
Industrials	—	—	—	(a)	—	(a)
Information Technology	—	—	—	(a)	—	(a)
Materials	188,026	—	—	(a)	188,026

Total Preferred Stocks	1,136,946	1,527,183	200,078		2,864,207

Debt Securities
Asset-Backed Securities	—	—	1,498,925		1,498,925
Convertible Bonds
Consumer Discretionary	—	—	—	(a)	—	(a)

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2013 (Unaudited)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Corporate Bonds
Consumer Discretionary	$—	$30,064,310	$452,522		$30,516,832
Consumer Staples	—	5,421,468	—	(a)	5,421,468
Energy	—	17,667,818	201,000		17,868,818
Financials	—	15,301,814	32,593		15,334,407
Health Care	—	9,386,055	77,555		9,463,610
Industrials	—	12,671,010	2,460,637		15,131,647
Information Technology	—	6,306,622	—		6,306,622
Materials	—	15,952,448	390,595		16,343,043
Telecommunication Services	—	12,288,428	—	(a)	12,288,428
Utilities	—	5,801,315	20,625		5,821,940

Total Corporate Bonds	—	130,861,288	3,635,527		134,496,815

Loan Assignments
Consumer Discretionary	—	4,530,127	112,802		4,642,929
Consumer Staples	—	407,948	—		407,948
Energy	—	528,332	—		528,332
Financials	—	867,624	—		867,624
Health Care	—	52,614	—		52,614
Industrials	—	1,236,888	—		1,236,888
Information Technology	—	1,576,585	—		1,576,585
Materials	—	1,289,953	—		1,289,953
Telecommunication Services	—	254,345	—		254,345
Utilities	—	980,083	—		980,083

Total Loan Assignments	—	11,724,499	112,802		11,837,301

Warrants
Consumer Discretionary	140,139	—	—	(a)	140,139
Industrials	—	—	—	(a)	—	(a)

Total Warrants	140,139	—	—	(a)	140,139

Short-Term Investment
Investment Company	2,900,165	—	—		2,900,165

Total Investments in Securities	$5,543,925	$144,112,970	$6,275,306		$155,932,201

(a)	Value is zero.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2013.

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2013 (Unaudited)

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value.

	Balance as of 12/31/12		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]		Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 03/31/13
Investments in Securities
Asset-Backed Securities	$1,448,757		$—	$53,105	$1,503	$—		$(4,440)	$—	$—	$1,498,925
Common Stocks — Consumer Discretionary	56,310		—	(11,400)	—	—		—	—	—	44,910
Common Stocks — Consumer Staples	—	(a)	—	—	—	—		—	—	—	—	(a)
Common Stocks — Financials	5,838		—	—	—	—		—	—	—	5,838
Common Stocks — Industrials	173,562		—	80,524	—	—		—	—	—	254,086
Common Stocks — Information Technology	—	(a)	—	—	—	—		—	—	—	—	(a)
Common Stocks — Materials	523,140		—	10,254	—	—		(10,254)	—	—	523,140
Convertible Bonds — Consumer Discretionary	76,923		—	(77,605)	—	682		—	—	—	—	(a)
Corporate Bonds — Consumer Discretionary	745,398		(84,435)	15,234	1,958	4,067		(229,700)	—	—	452,522
Corporate Bonds — Consumer Staples	—	(b)	—	(19,189)	—	19,189		—	—	—	—	(a)
Corporate Bonds — Energy	—		—	1,000	—	200,000		—	—	—	201,000
Corporate Bonds — Financials	43,048		—	(10,455)	—	—		—	—	—	32,593
Corporate Bonds — Health Care	71,479		—	6,251	(175)	—		—	—	—	77,555
Corporate Bonds — Industrials	2,642,434		—	33,146	(1,430)	5,646		(47,259)	28,100	(200,000)	2,460,637
Corporate Bonds — Information Technology	98,258		—	—	—	—		—	—	(98,258)	—
Corporate Bonds — Materials	519,184		—	(137,776)	449	8,738		—	—	—	390,595
Corporate Bonds — Telecommunication Services	—		—	—	—	—	(a)	—	—	—	—	(a)
Corporate Bonds — Utilities	29,750		—	(9,125)	—	—		—	—	—	20,625
Loan Assignments — Consumer Discretionary	97,631		—	15,171	—	—		—	—	—	112,802
Preferred Stocks — Consumer Discretionary	107,734		—	92,344	—	—		—	—	—	200,078
Preferred Stocks — Consumer Staples	—	(a)	—	—	—	—		—	—	—	—	(a)
Preferred Stocks — Industrials	—	(a)	—	—	—	—		—	—	—	—	(a)
Preferred Stocks — Information Technology	—	(a)	—	—	—	—		—	—	—	—	(a)
Preferred Stocks — Materials	—	(a)	—	—	—	—		—	—	—	—	(a)
Warrants — Consumer Discretionary	—	(a)	—	—	—	—		—	—	—	—	(a)
Warrants — Industrials	—	(a)	—	—	—	—		—	—	—	—	(a)

Total	$6,639,446		$(84,435)	$41,479	$2,305	$238,322		$(291,653)	$28,100	$(298,258)	$6,275,306

(a)	Value is zero.
(b)	Amount rounds to less than $1.

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2013 (Unaudited)

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at March 31, 2013, which were valued using significant unobservable inputs (Level 3) amounted to $41,479.

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at 3/31/13		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$770,176		Market Comparable Companies	EBITDA Multiple(a)	5.00x - 7.29x(5.64x)
				Discount for lack of marketability(b)	10% - 30%(11.60%)
	27,517		Mergers and Acquisitions	Discount for potential outcome	20%(N/A)
				Discount for lack of marketability(b)	25%(N/A)
	7,050		Terms of Plan of Reorganization	Discount for lack of marketability(b)	25%(N/A)
	0		Broker Bid	Equity Broker Quote	$0(N/A)
	17,393		Consensus Broker Pricing	Median Bid quote	$1.50(N/A)
	0		Discounted Cash Flow	Probability of Insolvency	100%(N/A)

Common Stock	822,136

	0		Discounted Cash Flow	Discount for lack of marketability(b)	17.5%(N/A)
				Probability of Insolvency	100%(N/A)
	0	(c)	Market Comparable Companies	EBITDA Multiple(a)	5.40x - 5.82x(N/A)
				Discount for lack of marketability(b)	30%(N/A)

Preferred Stock	0
	309,339		Market Comparable Companies	EBITDA Multiple(a)	5.5x - 7.29x(6.88x)
				Discount for lack of marketability(b)	25% - 30%(25.00%)
				Probability of Default	97%(N/A)

Corporate Bond	309,339

	1,494,450		Discounted Cash Flow	Liquidity Discount Implied Spread to Index	4.50%(N/A) 2%(N/A)

Asset-Backed Securities	1,494,450

Warrants	0		Intrinsic Value	Issue Price vs. Stock Price	0(N/A)

Total	$2,625,925

#	The table above does not include Level 3 securities that are valued by brokers and pricing services. At 3/31/13, the value of these securities was $3,649,381. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2013 (Unaudited)

(a)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
(c)	Securities senior to the preferred securities in issuing entity capital structure result in preferred stock being valued at zero.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, discount for potential outcome and probability of default may decrease (increase) the fair value measurement. A significant change in broker pricing information could result in a significantly higher or lower value in such Level 3 instruments.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacholder High Yield Fund, Inc.

By:	/s/ Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
May 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
May 29, 2013

By:	/s/ Joy C. Dowd
Joy C. Dowd
Treasurer and Principal Financial Officer
May 29, 2013